UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 97.5%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.04%, 2/05/16 (a)(b)(c)	$1,750	$1,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 2/05/16 (c)	1,595	1,595,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 2/05/16 (c)	7,000	7,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (US Bank N.A. LOC), 0.01%, 2/05/16 (c)	1,100	1,100,000
California Community College Fund RB Series 2016A, 2.00%, 6/30/16	1,590	1,600,701
California Department of Water RB Series 2003A-2 TECP (Bank of Montreal Liquidity Facility), 0.04%, 4/05/16	3,400	3,400,000
California Department of Water RB Series 2010M MB, 4.00%, 5/01/16	1,600	1,615,312
California Educational Facilities Authority RB Series 2016A Notes, 2.00%, 6/30/16	1,800	1,812,339
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.01%, 2/01/16 (c)	1,700	1,700,000
California GO (Kindergarten University Project) Series 2004B-1 VRDN (Citibank N.A. LOC), 0.01%, 2/01/16 (c)	9,300	9,300,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.02%, 2/05/16 (a)(b)(c)	4,000	4,000,000
California GO Series 2003B-1 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (c)	14,300	14,300,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.01%, 2/05/16 (c)	10,100	10,100,000
California GO Series 2005A-2-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 2/05/16 (c)	4,100	4,100,000
California GO Series 2005A-3 VRDN (Mizuho Bank Ltd. LOC), 0.01%, 2/05/16 (c)	1,000	1,000,000
California GO Series 2005B-1 VRDN (Mizuho Bank Ltd. LOC), 0.01%, 2/05/16 (c)	5,000	5,000,000
California GO Series 2010B-3 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.01%, 2/05/16 (c)	1,700	1,700,000
California GO Series 2011A-2 TECP (Royal Bank of Canada LOC):
0.07%, 2/02/16	5,000	5,000,000
0.07%, 2/10/16	1,750	1,750,000
California GO Series 2012 MB:
4.00%, 2/01/16	400	400,000
5.00%, 4/01/16	300	302,432
California GO Series 2016A-2 TECP (Royal Bank of Canada LOC), 0.05%, 3/09/16	1,600	1,600,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 2/05/16 (c)	1,000	1,000,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009B VRDN (US Bank N.A. LOC), 0.01%, 2/05/16 (c)	1,500	1,500,000

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/05/16 (c)	$12,000	$12,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (c)	700	700,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.16%, 8/26/16 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.01%, 2/05/16 (a)(c)	5,300	5,300,000
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0152 VRDN (Bank of America N.A. Liquidity Facility), 0.04%, 2/05/16 (a)(c)	830	830,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 2/01/16 (c)	1,200	1,200,000
California Infrastructure & Economic Development Bank RB Series 2009B VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 2/01/16 (c)	3,000	3,000,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.05%, 2/05/16 (c)	3,085	3,085,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997B VRDN, 0.01%, 2/01/16 (c)	2,100	2,100,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C VRDN (Mizuho Bank Ltd. LOC), 0.01%, 2/01/16 (c)	8,000	8,000,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996F VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/01/16 (c)	4,400	4,400,000
California State Department of Water GO Series 2016A-2 TECP (Bank of Montreal Liquidity Facility), 0.03%, 3/02/16	1,800	1,800,000
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.02%, 2/05/16 (a)(c)	2,700	2,700,000
California Statewide Communities Development Authority RB Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/01/16 (c)	5,890	5,890,000
California Statewide Communities Development Authority RB Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/05/16 (c)	1,700	1,700,000
California Statewide Communities Development Authority RB Series 2014 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.01%, 2/05/16 (c)	1,800	1,800,000
California Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF2171 VRDN (Citibank N.A. Liquidity Facility), 0.01%, 2/05/16 (a)(b)(c)	800	800,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	California Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
Contra Costa Water District RB Series 2012A TECP, 0.08%, 2/11/16	$4,600	$4,600,000
Desert Community College District GO Series 2016 MB, 2.00%, 8/01/16	300	302,217
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	400	405,471
East Bay Municipal Utility District RB Series A-1 TECP (Sumitomo Mitsui Bank Corp. SBPA), 0.05%, 3/08/16	7,700	7,700,000
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/05/16 (c)	2,300	2,300,000
Eastern Municipal Water District RB Series 2015-2013A Mandatory Put Bonds, 0.06%, 7/11/16 (d)	4,900	4,900,000
El Camino Community College GO Series 2016 MB, 2.00%, 8/01/16	2,380	2,398,986
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.07%, 2/05/16 (a)(b)(c)	1,000	1,000,000
Fresno Unified School District GO Series 2015E MB, 2.00%, 8/01/16	1,145	1,154,716
Irvine Ranch Water District RB Series 2011A-2 Mandatory Put Bonds, 0.04%, 3/15/16 (d)	1,000	1,000,000
Lancaster School District GO Series 2015-A MB, 2.00%, 6/30/16	3,600	3,625,793
Los Angeles County Housing Authority RB (Lincoln Malibu Meadows II Project) Series 2015C MB, 0.01%, 2/05/16 (c)	5,799	5,799,000
Los Angeles County RB Series 2015C TECP (Wells Fargo Bank N.A. LOC), 0.03%, 3/08/16 (c)	1,100	1,100,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Bank of America N.A. SBPA), 0.01%, 2/01/16 (c)	15,300	15,300,000
Los Angeles Department of Water & Power RB Series 2001B-8 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/05/16 (c)	2,000	2,000,000
Los Angeles MB Series 2016 A-3 MB, 2.00%, 6/30/16	500	503,327
Manteca Unified School District GO Series 2015A MB, 4.00%, 8/01/16	1,865	1,898,975
Metropolitan Water District of Southern California Waterworks RB Series 2005A-1 VRDN, 0.01%, 2/05/16 (c)	1,510	1,510,000
Moorpark Unified School District GO Series 2016 MB, 2.00%, 6/30/16	1,650	1,661,822
Oakland Joint Powers Financing Authority RB Series 2001A VRDN (Citibank N.A. LOC), 0.01%, 2/05/16 (c)	570	570,000
Orange County RB Series 2016A MB, 0.01%, 2/05/16 (c)	900	900,000
Orange County Water District GO TECP (Sumitomo Mitsui Bank Corp. LOC), 0.04%, 3/10/16	3,300	3,300,000
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.02%, 2/05/16 (a)(b)(c)	1,300	1,300,000
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.01%, 2/01/16 (c)	4,620	4,620,000

Municipal Bonds	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue RB Series 2007B-1 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/01/16 (c)	$1,200	$1,200,000
Riverside County RB Series 2015D MB, 2.00%, 10/12/16	10,000	10,117,580
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (c)	6,470	6,470,000
Sacramento Municipal Utility District RB Series 2008K VRDN (Bank of America N.A. LOC), 0.01%, 2/05/16 (c)	10,000	10,000,000
Sacramento Transportation Authority RB Series 2015A VRDN (Mizuho Bank Ltd LOC), 0.01%, 2/05/16 (c)	800	800,000
San Benito High School District GO Series 2015 MB, 4.00%, 8/01/16	300	305,450
San Diego County & School District RB Series 2015 TRAN, 2.00%, 6/30/16	5,000	5,036,301
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.01%, 2/05/16 (c)	6,000	6,000,000
San Diego County Water Authority TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 2/16/16	1,000	1,000,000
San Diego Water Authority TECP, 0.05%, 3/03/16	1,500	1,500,000
San Francisco City & County Redevelopment Agency Special Tax RB Series 2002 VRDN (Bank of America N.A. LOC), 0.01%, 2/05/16 (c)	3,490	3,490,000
San Francisco County GO Series 2016A-3 TECP, 0.03%, 3/14/16	3,000	3,000,000
San Jose Unified School District GO Series 2016 MB, 2.00%, 8/01/16	690	695,492
San Rafael Redevelopment Agency RB Series 2001A VRDN (Citibank N.A. LOC), 0.03%, 2/05/16 (c)	1,600	1,600,000
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.01%, 2/05/16 (c)	1,000	1,000,000
Santa Clara Valley Water District RB Series 2012A MB (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 5.00%, 2/01/16	700	700,000
Santa Clara Valley Water RB Series 2012A TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 2/04/16	2,400	2,400,000
Turlock Irrigation District RB Series 2016A TECP (Bank of America N.A. LOC), 0.04%, 3/10/16	1,000	1,000,000
University of California RB Series 2013AL-1 VRDN, 0.01%, 2/05/16 (c)	7,000	7,000,000
University of California RB Series 2013AL-4 VRDN, 0.01%, 2/05/16 (c)	17,600	17,600,000
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.01%, 2/05/16 (c)	2,720	2,720,000
Yosemite Unified School District GO Series 2015A MB, 2.00%, 6/30/16	975	981,986
Total Municipal Bonds — 97.5%		295,397,900

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	California Money Fund

Closed-End Investment Companies (a)(c)	Par (000)	Value
California — 1.6%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 2/05/16	$5,000	$5,000,000
Total Investments (Cost — $300,397,900*) — 99.1%		300,397,900
Other Assets Less Liabilities — 0.9%		2,646,877

Net Assets — 100.0%		$303,044,777

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$300,397,900	—	$300,397,900

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $5,015,995 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bond, 0.45%, 4/18/16	$500	$500,015
Federal Farm Credit Bank Discount Notes: (a)
0.24%, 2/02/16	15,000	14,999,900
0.23%, 2/09/16	15,000	14,999,233
0.30%, 2/09/16	2,100	2,099,860
0.23%, 2/17/16	5,000	4,999,489
0.29%, 3/04/16	10,000	9,997,422
0.37%, 5/09/16	2,000	1,997,986
0.49%, 6/03/16	15,000	14,974,887
0.55%, 7/14/16	7,000	6,982,461
0.62%, 8/12/16	13,000	12,956,789
Federal Farm Credit Bank Variable Rate Notes: (b)
0.42%, 2/26/16	2,660	2,659,995
0.42%, 11/10/16	10,000	9,999,217
0.43%, 11/14/16	3,000	2,999,781
0.43%, 12/16/16	3,047	3,047,000
0.56%, 12/04/17	3,000	3,000,000
Federal Home Loan Bank Bonds:
0.25%, 3/11/16	4,000	4,000,069
0.34%, 3/14/16	4,270	4,269,885
Federal Home Loan Bank Discount Notes: (a)
0.21%, 2/09/16	1,429	1,428,935
0.29%, 2/10/16	800	799,942
0.26%, 2/17/16	3,232	3,231,627
0.15%, 2/19/16	940	939,932
0.17%, 3/02/16	615	614,913
0.32%, 3/02/16	10,000	9,997,375
0.31%, 4/05/16	2,000	1,998,898
0.38%, 4/11/16	5,000	4,996,306
0.38%, 4/19/16	3,085	3,082,460
0.41%, 4/29/16	7,215	7,207,769
0.59%, 6/22/16	5,000	4,988,463
Federal Home Loan Bank Variable Rate Notes: (b)
0.39%, 3/08/16	8,270	8,270,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
0.38%, 4/15/16	$10,000	$10,000,000
0.20%, 5/13/16	5,000	4,999,929
0.34%, 11/25/16	5,000	5,000,000
0.57%, 1/06/17	6,000	6,000,000
0.53%, 1/17/17	5,000	5,000,191
0.18%, 2/10/17	5,000	4,999,185
0.50%, 3/28/17	3,000	2,999,048
Tennessee Valley Authority Discount Notes: (a)
0.27%, 2/09/16	10,000	9,999,411
0.26%, 2/16/16	15,000	14,998,369
Total U.S. Government Sponsored Agency Obligations — 66.3%		226,036,742

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.18% - 0.21%, 2/04/16	13,347	13,346,790
0.22%, 2/11/16	6,716	6,715,590
0.25%, 2/18/16	11,000	10,998,701
0.30%, 2/25/16	56,000	55,988,987
0.22%, 3/03/16	10,000	9,998,149
U.S. Treasury Notes:
2.38%, 3/31/16	5,000	5,016,920
0.25%, 4/15/16	10,000	9,997,464
0.47%, 10/31/17 (b)	3,000	2,996,600
0.58%, 1/31/18 (b)	5,005	5,002,906
Total U.S. Treasury Obligations — 35.2%		120,062,107
Total Investments (Cost — $346,098,849*) — 101.5%		346,098,849
Liabilities in Excess of Other Assets — (1.5)%		(4,990,082)

Net Assets — 100.0%		$341,108,767

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	TAN	Tax Anticipation Notes
	Corp.	HFA	Housing Finance Agency		Bonds	TECP	Tax-Exempt Commercial Paper
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TRAN	Tax Revenue Anticipation Note
	(subject to)	IDRB	Industrial Development Revenue	RB	Revenue Bonds	VRDN	Variable Rate Demand Notes
BAN	Bond Anticipation Notes		Bonds	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
CalSTRS	California State Teachers’	ISD	Independent School District	SBPA	Stand-by Bond Purchase
	Retirement System	LOC	Letter of Credit		Agreement
COP	Certificates of Participation	MB	Municipal Bonds
GO	General Obligation Bonds

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (concluded)	Federal Trust Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$346,098,849	—	$346,098,849

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2016, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.22%, 2/01/16	$22,445	$22,445,000
0.24%, 2/23/16	88,265	88,252,324
0.35%, 3/23/16	10,409	10,403,839
0.37%, 5/18/16	90,217	90,119,127
0.57%, 6/22/16	25,000	24,944,285
0.54%, 7/06/16	23,000	22,946,180
0.44%, 7/20/16	50,000	49,896,111
Fannie Mae Variable Rate Notes: (b)
0.44%, 7/25/16	9,000	9,001,770
0.51%, 10/21/16	150,000	149,996,033
0.44%, 8/16/17	25,000	24,996,108
Federal Farm Credit Bank Discount Notes: (a)
0.20%, 2/04/16	10,000	9,999,833
0.23%, 2/09/16	20,000	19,998,978
0.55%, 7/14/16	9,000	8,977,450
Federal Farm Credit Bank Variable Rate Notes: (b)
0.48%, 6/30/16	163,500	163,485,335
0.40%, 8/12/16	75,000	74,997,088
0.41%, 9/09/16	80,000	79,996,666
0.43%, 12/16/16	182,015	182,015,000
0.56%, 4/24/17	112,000	111,992,810
0.46%, 6/19/17	50,000	49,997,936
0.56%, 12/04/17	97,000	97,000,000
Federal Home Loan Bank Discount Notes: (a)
0.25%, 2/01/16	150,000	150,000,000
0.22%, 2/18/16	63,000	62,993,603
0.15%, 2/19/16	36,395	36,392,361
0.18%, 3/01/16	87,810	87,797,268
0.17%, 3/02/16	23,485	23,481,673
0.47%, 3/09/16	100,000	99,951,694
0.48%, 3/09/16	13,525	13,318,426
0.17%, 3/15/16	60,000	59,987,817
0.45%, 3/16/16	172,000	171,905,400
0.46%, 3/16/16	21,000	20,988,193
0.50%, 3/17/16	160,000	159,900,000
0.27%, 3/24/16	100,000	99,961,000
0.49%, 3/24/16	50,000	49,964,611
0.48%, 3/29/16	320,000	319,756,800
0.48%, 3/30/16	100,000	99,922,667
0.48%, 3/31/16	100,000	99,921,333
0.31%, 4/05/16	160,000	159,911,822
0.38%, 4/11/16	82,000	81,939,411
0.38%, 4/19/16	6,915	6,909,307
0.50%, 4/19/16	32,595	32,559,689
0.51%, 4/26/16	100,000	99,879,583
0.39%, 5/31/16	100,000	99,870,000
0.45%, 6/13/16	100,000	99,833,750
0.59%, 6/22/16	111,000	110,743,118
0.55%, 8/22/16	75,000	74,767,390
Federal Home Loan Bank Variable Rate Notes: (b)
0.27%, 5/20/16	125,000	124,994,280
0.31%, 5/27/16	89,300	89,295,695
0.34%, 11/25/16	89,500	89,500,000
0.57%, 1/06/17	119,500	119,500,000
0.18%, 2/07/17	204,000	203,967,067
0.22%, 2/13/17	200,000	199,968,633
0.23%, 2/17/17	50,000	49,992,075
0.23%, 2/17/17	50,000	49,982,718
0.56%, 7/21/17	125,000	124,981,116

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Discount Notes: (a)
0.17%, 2/04/16	$22,060	$22,059,688
0.19%, 2/25/16	437,640	437,584,566
0.43%, 3/08/16	126,430	126,375,635
0.28%, 3/14/16	60,000	59,980,400
0.16%, 3/16/16	50,000	49,990,222
0.30%, 3/21/16	91,000	90,963,461
0.41%, 4/01/16	90,000	89,938,950
0.32%, 4/06/16	44,690	44,664,179
0.44%, 4/07/16	129,430	129,325,593
0.46%, 4/12/16	120,000	119,891,133
0.39%, 5/05/16	380,000	379,613,033
0.42%, 5/09/16	60,000	59,932,217
0.54%, 7/06/16	90,705	90,492,750
0.50%, 7/07/16	75,000	74,836,452
0.46%, 7/22/16	300,000	299,340,667
Freddie Mac Variable Rate Notes: (b)
0.39%, 2/18/16	54,720	54,719,611
0.42%, 9/16/16	50,000	50,000,000
0.43%, 1/13/17	110,505	110,494,296
0.47%, 4/27/17	125,000	124,968,554
Total U.S. Government Sponsored Agency Obligations — 53.3%		7,081,471,780

U.S. Treasury Obligations
U.S. Treasury Notes:
0.36%, 10/31/16 (b)	42,510	42,510,066
0.47%, 10/31/17 (b)	32,363	32,276,611
Total U.S. Treasury Obligations — 0.5%		74,786,677

Repurchase Agreements	Par (000)	Value
Bank of Montreal, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $3,000,078, collateralized by U.S. Treasury obligation, 0.50% to 8.75% due from 1/31/17 to 2/15/44, original par and fair value of $2,899,200 and $3,060,009, respectively)	3,000	3,000,000
Total Value of Bank of Montreal (collateral value of $3,060,009)		3,000,000
BNP Paribas Securities Corp., 0.58%, 2/01/16 (c) (Purchased on 3/19/15 to be repurchased at $100,004,792, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.35% due from 3/15/18 to 1/01/46, aggregate original par and fair value of $2,224,232,970 and $107,526,025, respectively)	100,000	100,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.34%, 2/01/16 (c) (Purchased on 4/07/15 to be repurchased at $540,015,300, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.32% due from 9/25/18 to 7/25/46, aggregate original par and fair value of $13,733,977,229 and $586,583,875, respectively)	$540,000	$540,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $694,109,900)		640,000,000
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (d) (Purchased on 1/29/16 to be repurchased at $200,005,333, collateralized by U.S. Treasury obligation, 0.39% to 2.13% due from 1/31/17 to 9/30/21, original par and fair value of $201,591,364 and $204,000,028, respectively)	200,000	200,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $204,000,028)		200,000,000
Goldman Sachs & Co., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $4,323,115, collateralized by U.S. government sponsored agency obligation, 5.77% due at 11/20/45, original par and fair value of $18,331,635 and $4,625,610, respectively)	4,323	4,323,000
Goldman Sachs & Co., 0.37%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $276,019,857, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.35% due from 4/15/21 to 12/01/45, aggregate original par and fair value of $1,453,346,271 and $289,486,131, respectively)	276,000	276,000,000
Total Value of Goldman Sachs & Co. (collateral value of $294,111,741)		280,323,000
HSBC Securities (USA) Inc., 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $8,000,220, collateralized by U.S. Treasury obligation, 1.63% due at 11/30/20, original par and fair value of $8,050,000 and $8,163,859, respectively)	8,000	8,000,000
HSBC Securities (USA) Inc., 0.33%, 2/01/16 (b) (Purchased on 4/14/15 to be repurchased at $295,008,113, collateralized by various U.S. government sponsored agency obligations, 3.00% to 8.00% due from 8/01/22 to 10/01/45, aggregate original par and fair value of $496,573,960 and $303,855,079, respectively)	295,000	295,000,000
HSBC Securities (USA) Inc., 0.31%, 2/01/16 (b) (Purchased on 6/30/14 to be repurchased at $310,008,008, collateralized by various U.S. Treasury obligations, 0.50% to 3.75% due from 6/30/16 to 11/15/43, aggregate original par and fair value of $295,787,600 and $316,201,232, respectively)	310,000	310,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $628,220,170)		613,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.43%, 2/01/16 (c) (Purchased on 3/16/15 to be repurchased at $500,017,708, collateralized by various U.S. government sponsored agency obligations, 2.50% to 9.00% due from 5/01/17 to 12/01/45, aggregate original par and fair value of $1,477,926,323 and $515,000,566, respectively)	$500,000	$500,000,000
JPMorgan Securities LLC, 0.43%, 2/01/16 (b) (Purchased on 5/15/13 to be repurchased at $310,011,108, collateralized by various U.S. government sponsored agency obligations, 3.00% to 7.50% due from 11/01/17 to 1/01/46, aggregate original par and fair value of $565,154,789 and $319,301,476, respectively)	310,000	310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $834,302,042)		810,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $24,090,683, collateralized by various U.S. government sponsored agency obligations, 3.50% to 4.80% due from 10/20/45 to 5/20/63, aggregate original par and fair value of $189,269,927 and $26,739,900, respectively)	24,090	24,090,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $5,000,133, collateralized by U.S. Treasury obligation, 3.75% due at 11/15/43, original par and fair value of $4,213,100 and $5,100,112, respectively)	5,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $89,002,373, collateralized by various U.S. Treasury obligations, 0.63% to 0.88% due from 1/15/18 to 1/15/26, aggregate original par and fair value of $90,597,900 and $90,780,059, respectively)	89,000	89,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.38%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $150,011,083, collateralized by various U.S. government sponsored agency obligations, 0.93% to 6.85% due from 5/15/26 to 3/20/65, aggregate original par and fair value of $2,624,351,898 and $163,678,801, respectively)	150,000	150,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $286,298,872)		268,090,000
Morgan Stanley & Co. LLC, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $66,057,596, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.00% due from 8/28/17 to 1/15/41, aggregate original par and fair value of $74,314,453 and $67,377,120, respectively)	66,056	66,056,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $67,377,120)		66,056,000

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $13,525,394, collateralized by U.S. Treasury obligation, 7.25% due at 8/15/22, original par and fair value of $10,000,000 and $13,795,500, respectively)	$13,525	$13,525,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $21,831,887, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/33, original par and fair value of $35,000,000 and $22,268,050, respectively)	21,831	21,831,250
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $22,563,158, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/43, original par and fair value of $50,000,000 and $23,014,000, respectively)	22,562	22,562,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $28,625,835, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/35, original par and fair value of $50,000,000 and $29,197,500, respectively)	28,625	28,625,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $37,921,106, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/34, original par and fair value of $64,000,000 and $38,678,400, respectively)	37,920	37,920,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $38,251,116, collateralized by U.S. Treasury obligation, 0.00% due at 8/15/27, original par and fair value of $50,000,000 and $39,015,000, respectively)	38,250	38,250,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $45,001,313, collateralized by U.S. Treasury obligation, 0.00% due at 8/15/43, original par and fair value of $100,000,000 and $45,900,000, respectively)	45,000	45,000,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $45,273,195, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/37, original par and fair value of $82,500,000 and $46,176,900, respectively)	45,272	45,271,875
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $45,383,199, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/36, original par and fair value of $80,500,000 and $46,289,110, respectively)	45,382	45,381,875
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $57,751,684, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/38, original par and fair value of $110,000,000 and $58,905,000, respectively)	57,750	57,750,000

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $59,801,744, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/39, original par and fair value of $115,000,000 and $60,996,000, respectively)	$59,800	$59,800,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $67,126,958, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/43, original par and fair value of $150,000,000 and $68,467,500, respectively)	67,125	67,125,000
Total Value of Prudential Insurance Company of America (collateral value of $492,702,960)		483,042,500
RBC Capital Markets LLC, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $217,005,606, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.50% due from 6/01/19 to 6/20/65, aggregate original par and fair value of $944,495,328 and $225,359,454, respectively)	217,000	217,000,000
RBC Capital Markets LLC, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $43,001,111, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.62% due from 11/16/29 to 9/20/63, aggregate original par and fair value of $816,894,063 and $45,830,150, respectively)	43,000	43,000,000
RBC Capital Markets LLC, 0.49%, 2/01/16 (c) (Purchased on 4/06/15 to be repurchased at $325,013,271, collateralized by various U.S. government sponsored agency obligations, 0.00% to 49.52% due from 4/01/18 to 9/20/63, aggregate original par and fair value of $3,890,633,312 and $345,980,306, respectively)	325,000	325,000,000
RBC Capital Markets LLC, 0.42%, 2/02/16 (Purchased on 1/26/16 to be repurchased at $200,016,333, collateralized by various U.S. government sponsored agency obligations, 0.00% to 49.52% due from 11/01/25 to 9/20/63, aggregate original par and fair value of $1,858,897,223 and $214,613,225, respectively)	200,000	200,000,000
Total Value of RBC Capital Markets LLC (collateral value of $831,783,135)		785,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
TD Securities (USA), Inc., 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $97,002,829, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligation, 0.00% to 4.00% due from 4/28/16 to 10/01/42, aggregate original par and fair value of $103,053,593 and $99,040,208, respectively)	$97,000	$97,000,000
Total Value of TD Securities (USA), Inc. (collateral value of $99,040,208)		97,000,000
Wells Fargo Bank NA, 0.34%, 2/01/16 (d) (Purchased on 1/29/16 to be repurchased at $75,002,125, collateralized by U.S. Treasury obligation, 1.38% due at 3/31/20, original par and fair value of $75,929,425 and $76,500,017, respectively)	75,000	75,000,000
Total Value of Wells Fargo Bank NA (collateral value of $76,500,017)		75,000,000
Wells Fargo Securities LLC, 0.34%, 2/01/16 (d) (Purchased on 1/29/16 to be repurchased at $400,011,333, collateralized by various U.S. Treasury obligations, 0.13% to 2.75% due from 1/31/16 to 8/15/42, aggregate original par and fair value of $403,667,958 and $408,000,030, respectively)	400,000	400,000,000
Wells Fargo Securities LLC, 0.36%, 2/01/16 (b) (Purchased on 8/14/14 to be repurchased at $400,012,000, collateralized by various U.S. government sponsored agency obligations, 3.50% to 4.50% due from 12/01/25 to 1/01/46, aggregate original par and fair value of $393,263,331 and $412,000,001, respectively)	400,000	400,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.34%, 2/02/16 (Purchased on 1/26/16 to be repurchased at $200,013,222, collateralized by various U.S. government sponsored agency obligations, 3.50% to 4.00% due from 11/01/45 to 1/01/46, aggregate original par and fair value of $196,481,507 and $206,000,000, respectively)	$200,000	$200,000,000
Wells Fargo Securities LLC, 0.35%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $750,051,042, collateralized by various U.S. government sponsored agency obligations, 3.32% to 3.50% due from 1/01/26 to 2/01/46, aggregate original par and fair value of $737,972,432 and $772,500,001, respectively)	750,000	750,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $1,798,500,032)		1,750,000,000
Total Repurchase Agreements — 45.7%		6,070,511,500
Total Investments (Cost — $13,226,769,957*) — 99.5%		13,226,769,957
Other Assets Less Liabilities — 0.5%		65,747,664

Net Assets — 100.0%		$13,292,517,621

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

Affiliate	Par held at October 31, 2015	Par Purchased	Par Sold	Par held at January 31, 2016	Income
PNC Bank N.A.	$27,800,000	$9,146,800,000	$9,174,600,000	—	$135,042

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	FedFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,226,769,957	—	$13,226,769,957

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $68,322,688 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	5

Schedule of Investments January 31, 2016 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.1%
Auburn University RB Series 2012B MB, 5.00%, 6/01/16	$1,300	$1,320,607
Huntsville GO Series 2011A MB, 4.00%, 3/01/16	400	401,264

		1,721,871
Alaska — 1.0%
Borough of North Slope GO Series 2015A MB, 2.00%, 6/30/16	4,300	4,331,434
Valdez Marine Terminal RB (Exxon Pipeline Co. Project) Series 1993B VRDN, 0.01%, 2/01/16 (a)	11,715	11,715,000

		16,046,434
Arizona — 1.5%
Arizona Health Facilities Authority RB (Banner Health project) Series 2015C VRDN (Bank of America N.A. LOC) ), 0.01%, 2/05/16 (a)	5,200	5,200,000
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.17%, 2/05/16 (a)	215	215,000
Phoenix IDA Healthcare Facilities Revenue RB Series 2014B VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/01/16 (a)	18,200	18,200,000

		23,615,000
Arkansas — 1.4%
Arkansas Development Finance Authority RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.09%, 2/05/16 (a)	14,285	14,285,000
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.09%, 2/05/16 (a)	6,665	6,665,000
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	200	202,235

		21,152,235
California — 6.5%
California Department of Water Resources RB Series 2003A-2 TECP (Bank of Montreal SBPA), 0.04%, 3/10/16	5,000	5,000,000
California GO Series 2003B-1 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.01%, 2/05/16 (a)	2,500	2,500,000
California GO Series 2011A-1 TECP (Wells Fargo Bank N.A. LOC):
0.03%, 3/03/16	7,900	7,900,000
0.03%, 3/07/16	8,850	8,850,000
California GO Series 2015 MB, 2.00%, 8/01/16	13,530	13,649,883
California Housing Finance Agency RB Series 2006C-R VRDN (Bank of America N.A. LOC), 0.01%, 2/05/16 (a)	220	220,000
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.02%, 2/05/16 (a)(b)	7,940	7,940,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	2,300	2,331,385
East Bay Municipal Utility District TECP (Sumitomo Mitsui Bank Corp. LOC), 0.05%, 3/08/16	16,500	16,500,000
Fremont Unified School District GO Series 2009 MB, 4.00%, 8/01/16	1,000	1,018,369
Los Gatos Union School District GO Series 2012 MB, 3.00%, 8/01/16	1,000	1,013,373

Municipal Bonds	Par (000)	Value
California (continued)
San Diego Unified School District Ca, 2.00%, 6/30/16	$9,400	$9,466,358
San Francisco County TECP (State Street Bank & Trust Co. Liquidity Facility), 0.03%, 3/14/16	25,000	25,000,000

		101,389,368
Colorado — 0.2%
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/05/16 (a)	3,865	3,865,000
Connecticut — 1.6%
Capital City Economic Development Authority RB Series 2004B VRDN (Bank of America N.A. SBPA), 0.02%, 2/05/16 (a)	600	600,000
Connecticut Development Authority RB Series 1993 VRDN (Bank of Montreal LOC), 0.02%, 8/01/23 (a)	3,200	3,200,000
Connecticut Housing Finance Authority RB Series 2009A-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/01/16 (a)	6,965	6,965,000
Connecticut Housing Finance Authority RB Series 2009A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/01/16 (a)	3,000	3,000,000
Connecticut Housing Finance Authority RB Series 2013B-6 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	7,000	7,000,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	1,400	1,400,000
Connecticut Housing Finance Authority RB Series 2015 C-3 VRDN (Royal Bank of Canada LOC), 0.01%, 2/05/16 (a)	1,000	1,000,000
Connecticut RB Series 2006 MB, 5.00%, 7/01/16	900	918,723
Milford GO Series 2015 MB, 2.00%, 11/01/16	200	202,612
Milford GO Series 2015B BAN, 1.00%, 11/07/16	1,200	1,206,498
Naugatuck GO Series 2015 MB, 2.00%, 9/15/16	100	100,987

		25,593,820
Delaware — 0.2%
Delaware County GO Series 2011 MB, 5.00%, 7/01/16	2,800	2,855,165
District of Columbia — 0.1%
District of Columbia Housing Finance Agency Multi-Family RB (Variable Park 7 Benning Project) Series 2012 VRDN (Freddie Mac LOC), 0.01%, 2/05/16 (a)	200	200,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.02%, 2/05/16 (a)(b)(c)	2,100	2,100,000

		2,300,000
Florida — 3.8%
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.06%, 2/01/16 (a)	7,640	7,640,000
Jacksonville HFA RB (Hartwood Apartments Project) Series 2006 VRDN (Freddie Mac Liquidity Agreement), 0.04%, 2/05/16 (a)	290	290,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Florida (continued)
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 2/05/16 (a)	$8,750	$8,750,000
Orlando Utilities Commission Utilities System RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.01%, 2/05/16 (a)	41,100	41,100,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.26%, 8/26/16 (a)	1,100	1,100,000

		58,880,000
Georgia — 0.6%
Gainesville & Hall County Development Authority RB (Senior Living Facility - Lanier Village Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.06%, 2/01/16 (a)	8,730	8,730,000
Hawaii — 0.3%
Hawaii GO Series 2009DT MB, 5.00%, 11/01/16	3,900	4,037,161
Illinois — 2.8%
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.14%, 2/05/16 (a)	945	945,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.36%, 2/05/16 (a)	1,865	1,865,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.01%, 2/01/16 (a)	1,700	1,700,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-2 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/05/16 (a)	5,000	5,000,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (a)	6,240	6,240,000
Illinois Finance Authority RB Series 1996 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (a)	5,100	5,100,000
Illinois GO VRDN (The Northern Trust Co.LOC), 0.01%, 2/05/16 (a)	18,000	18,000,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (a)	4,240	4,240,000
Illinois Highway Authority Tender Option Bond Trust Receipt Floaters RB Series 2015-XF2202 VRDN (Citibank N.A. Liquidity Agreement), 0.02%, 2/05/16 (a)(b)(c)	1,140	1,140,000

		44,230,000
Indiana — 0.7%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.01%, 2/05/16 (a)	6,800	6,800,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 2/05/16 (a)(b)	2,760	2,760,000
Purdue University RB Series 2005A VRDN, 0.01%, 2/05/16 (a)	1,820	1,820,000

		11,380,000

Municipal Bonds	Par (000)	Value
Iowa — 2.7%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.10%, 2/05/16 (a)	$31,240	$31,240,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.01%, 2/05/16 (a)	5,975	5,975,000
Iowa Higher Education Loan Authority RB Series 2003 VRDN (BMO Harris Bank N.A. LOC), 0.01%, 2/01/16 (a)	4,870	4,870,000

		42,085,000
Kansas — 0.3%
Burlington Enviromental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (a)	300	300,000
Kansas Department of Transportation RB Series 2004C-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 2/05/16 (a)	2,000	2,000,000
Lawrence RB (Prosoco Inc. Project) Series 1998A VRDN (U.S. Bank N.A. LOC), 0.06%, 2/05/16 (a)	1,065	1,065,000
Sedgwick & Shawnee County RB PUTTERS Series 2008-3206 VRDN, 0.05%, 2/05/16 (a)(b)(c)	1,260	1,260,000

		4,625,000
Kentucky — 0.2%
Glasgow RB (Felker Brothers Corp. Project) Series 2000 VRDN (JP Morgan Chase Bank N.A. LOC), 0.30%, 2/05/16 (a)	1,475	1,475,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.26%, 2/05/16 (a)	1,780	1,780,000

		3,255,000
Louisiana — 5.8%
Louisiana Local Government Environmental Facilities & Community Development Authority RB (BASF Corp. Project) Series 2001 VRDN, 0.06%, 2/05/16 (a)	4,000	4,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority RB (BASF Corp. Project) Series 2002 VRDN, 0.06%, 2/05/16 (a)	10,000	10,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.06%, 2/05/16 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.01%, 2/01/16 (a)	7,000	7,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2007 VRDN, 0.01%, 2/01/16 (a)	6,900	6,900,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.01%, 2/01/16 (a)	26,800	26,800,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.01%, 2/05/16 (a)	28,700	28,700,000
Louisiana RB (1-49 South Project)Series 2015 MB, 1.00%, 9/01/16	1,000	1,003,769

		90,403,769

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Maine — 0.5%
Maine Municipal Bond Bank RB Series 2015 D MB, 2.00%, 11/01/16	$7,400	$7,493,888
Maine Municipal Bond Bank RB Series 2015 MB, 2.00%, 11/01/16	670	678,485

		8,172,373
Maryland — 2.3%
Anne Arundel County GO Series 2006 MB, 5.00%, 3/01/16	435	436,673
Baltimore MD RB (Wastewater System Improvement Project) Series 2013A MB, 5.00%, 7/01/16	500	509,675
Baltimore RB (Wastewater System Project) Series 2006C MB, 5.00%, 7/01/16	900	918,535
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 2/05/16 (a)	775	775,000
Maryland Economic Development Corp. RB (Gamse Lithographing Co. Project) Series 2007 VRDN (Manufacturers & Traders LOC), 0.16%, 2/05/16 (a)	635	635,000
Maryland Economic Development Corp. RB (Linemark Printing Project) Series 2008 VRDN (Manufacturers & Traders LOC), 0.21%, 2/05/16 (a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 2/05/16 (a)	1,090	1,090,000
Maryland GO Series 2012A MB, 5.00%, 3/15/16	400	402,290
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 2/01/16 (a)	1,050	1,050,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 2/05/16 (a)(b)(c)	3,590	3,590,000
Montgomery County GO Series 2009B TECP (JPMorgan Chase Bank SBPA), 0.03%, 3/17/16	9,100	9,100,000
Montgomery County GO Series 2013A MB, 5.00%, 11/01/16	960	993,469
Montgomery County GO Series B TECP (State Street Bank & Trust Co. SBPA), 0.03%, 3/17/16	3,230	3,230,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	5,910	5,910,000
Washington County RB Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.16%, 2/05/16 (a)	2,870	2,870,000

		35,710,642
Massachusetts — 12.5%
Commonwealth of Massachusetts GO Series 2006D MB, 4.75%, 8/01/16	100	102,197
Commonwealth of Massachusetts GO Series 2015B MB, 2.00%, 5/25/16	17,230	17,328,634
Massachusetts Bay Transportation Authority RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (a)	10,000	10,000,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.10%, 8/26/16 (a)	$13,650	$13,650,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.04%, 2/05/16 (a)(b)	13,080	13,080,000
Massachusetts Department of Transportation RB (Contract Assistance Project) Series 2010A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	37,000	37,000,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 2/05/16 (a)	8,900	8,900,000
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 1997P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (a)	14,300	14,300,000
Massachusetts Tender Option Bond Trust Receipt Floaters GO Series 2015-XF2197 VRDN (Citibank N.A. SBPA), 0.01%, 2/05/16 (a)(b)(c)	1,325	1,325,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 2/05/16 (a)	500	500,000
Melrose GO Series 2015 BAN, 1.50%, 11/11/16	3,455	3,485,973
New Bedford GO Series 2015 MB, 1.25%, 2/05/16	4,935	4,935,561
Town of Auburn GO Series 2015 MB, 2.00%, 9/01/16	400	403,804
Town of Auburn MA GO Series 2015 MB, 1.00%, 9/15/16	2,300	2,309,087
Town of Dracut GO Series 2015 BAN, 1.50%, 8/18/16	1,400	1,408,412
Town of Uxbridge GO Series 2015 BAN, 1.00%, 8/19/16	2,100	2,107,432
University of Massachusetts Building Authority RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.01%, 2/05/16 (a)	50,550	50,550,000
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.10%, 8/26/16 (a)	11,600	11,600,000
Westfield GO Series 2015 MB, 2.00%, 8/01/16	400	403,394
Worcester GO Series 2014 MB, 5.00%, 11/01/16	2,100	2,173,416

		195,562,910
Michigan — 2.8%
Ann Arbor MI Sewage Disposal System Revenue RB Series 2013 MB, 2.00%, 7/01/16	510	513,576
Michigan HDA Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC), 0.03%, 7/01/32 (a)	1,170	1,170,000
Michigan HDA RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.06%, 2/01/16 (a)	9,250	9,250,000
Michigan State Building Authority, 0.01%, 2/05/16 (a)	2,820	2,820,000
Michigan State Hospital Finance Authority, 0.07%, 8/26/16 (a)	7,805	7,805,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.18%, 2/05/16 (a)	$1,500	$1,500,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.32%, 2/05/16 (a)	1,200	1,200,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.11%, 2/05/16 (a)	500	500,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 2/01/16 (a)	3,100	3,100,000
University of Michigan RB Series 2012D-1 VRDN, 0.01%, 2/01/16 (a)	15,540	15,540,000

		43,398,576
Minnesota — 0.6%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.01%, 2/05/16 (a)(b)	4,700	4,700,000
Minnesota GO Series 2011A MB, 5.00%, 10/01/16	2,630	2,712,210
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2015G AMT VRDN (Royal Bank of Canada SBPA), 0.01%, 2/05/16 (a)	300	300,000
Minnesota Housing Finance Agency RB Series 2015D VRDN (Royal Bank of Canada SBPA), 0.03%, 1/01/46 (a)	1,000	1,000,000
Rochester Independent School District No 535 Series 2012A MB, 1.25%, 2/01/16	100	100,000

		8,812,210
Mississippi — 3.3%
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.01%, 2/01/16 (a)	15,800	15,800,000
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010G VRDN (Chevron Corp. Guaranty), 0.01%, 2/01/16 (a)	3,100	3,100,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 2/01/16 (a)	18,100	18,100,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN, 0.01%, 2/01/16 (a)	9,000	9,000,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.01%, 2/01/16 (a)	5,105	5,105,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.01%, 2/01/16 (a)	200	200,000

		51,305,000
Missouri — 3.1%
City of Springfield MO Public Utility Revenue, 5.00%, 8/01/16	900	921,256
Missouri Highway & Transportation Commission RB Series 2007 MB, 5.00%, 5/01/16	1,000	1,011,879
Missouri State Health & Educational Facilities Authority RB (BJC Health System Project) Series 2005B VRDN (U.S. Bank N.A. SBPA), 0.01%, 2/05/16 (a)	27,000	27,000,000

Municipal Bonds	Par (000)	Value
Missouri (continued)
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.06%, 2/05/16 (a)	$12,000	$12,000,000
St Louis County RB Series 2015 MB, 1.00%, 4/01/16	5,600	5,608,213
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.06%, 2/05/16 (a)	1,745	1,745,000

		48,286,348
Nebraska — 0.9%
Nebraska Investment Finance Authority RB Series 2010B VRDN (Federal Home Loan Bank SBPA), 0.01%, 2/05/16 (a)	13,550	13,550,000
Nebraska Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF2206 VRDN (Citibank N.A. Liquidity Facility), 0.01%, 2/05/16 (a)(b)	200	200,000

		13,750,000
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority RB (Dartmouth College Project) Series 2003 VRDN (U.S. Bank N.A. SBPA), 0.01%, 2/05/16 (a)	1,165	1,165,000
New Jersey — 0.6%
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.01%, 2/05/16 (a)	4,930	4,930,000
New Jersey Educational Facilities Authority RB Series 2010B MB, 5.00%, 7/01/16	100	101,962
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.13%, 9/01/16	480	487,822
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.01%, 2/05/16 (a)	4,235	4,235,000

		9,754,784
New York — 7.8%
Metropolitan Transportation Authority RB Series 2005E-1 VRDN, 0.01%, 2/01/16 (a)	3,820	3,820,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.01%, 2/05/16 (a)	19,160	19,160,000
New York City GO Series 2004H-A-MB, 5.00%, 3/01/16	1,200	1,204,783
New York City GO Series 2011D-3 VRDN (Royal Bank of Canada LOC), 0.01%, 2/01/16 (a)	4,000	4,000,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 2/01/16 (a)	6,500	6,500,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.01%, 2/01/16 (a)	2,600	2,600,000
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.08%, 2/05/16 (a)	8,500	8,500,000
New York City Industrial Development Agency RB (Korean Air Lines Co. Project) Series 1997B VRDN (Kookmin Bank LOC), 0.08%, 2/05/16 (a)	10,100	10,100,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 2/01/16 (a)	2,900	2,900,000
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A SBPA), 0.01%, 2/01/16 (a)	5,000	5,000,000

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 2/01/16 (a)	$1,500	$1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014C MB, 3.00%, 11/01/16	425	433,485
New York City Transitional Finance Authority Future Tax Secured Revenue RB Sub-Series 2013 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/01/16 (a)	7,220	7,220,000
New York City Transitional Finance Authority RB Series 2015 VRDN (Bank of America N.A. SBPA), 0.01%, 2/01/16 (a)	9,325	9,325,000
New York City Transitional Finance Authority RB Series 2015E-4 VRDN (Bank of America N.A. SBPA), 0.01%, 2/01/16 (a)	10,000	10,000,000
New York City Transitional Finance Authority RB Series 2016 VRDN (Royal Bank of Canada SBPA), 0.01%, 2/05/16 (a)	5,000	5,000,000
New York City Water & Sewer RB Series 2015 (2nd General Fiscal Resolution Project) Series 2015 VRDN (Bank of America N.A. LOC), 0.01%, 2/01/16 (a)	6,500	6,500,000
New York City Water & Sewer System RB Series 2008-2843 VRDN (Morgan Stanley Bank SBPA), 0.02%, 2/05/16 (a)(b)	2,153	2,153,280
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 2/05/16 (a)	800	800,000
New York State HFA RB (Clinton Park Development LLC Project) Series 2010A VRDN (Freddie Mac Liquidity Agreement), 0.01%, 2/05/16 (a)	3,190	3,190,000
New York Urban Development Corp. RB Series 2004 VRDN (JP Morgan Bank, SBPA), 0.01%, 2/05/16 (a)	5,870	5,870,000
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	6,490	6,490,000

		122,266,548
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007B VRDN (JPMorgan Chase Bank SBPA), 0.01%, 2/01/16 (a)	4,060	4,060,000
Guilford County Industrial Facilities & Pollution Control Financing Authority RB (Nate Sherman Equipment LLC Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.25%, 2/05/16 (a)	1,300	1,300,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.11%, 2/05/16 (a)	1,450	1,450,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.02%, 2/05/16 (a)(b)(c)	2,400	2,400,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN, 0.01%, 2/05/16 (a)	1,220	1,220,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.01%, 2/05/16 (a)	4,860	4,860,000
North Carolina Infrastructure Finance Corp COP Series 2006A MB, 5.00%, 6/01/16	300	304,657
North Carolina RB Series 2011C MB, 5.00%, 5/01/16	3,100	3,137,133

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Raleigh Combined Enterprise System Revenue RB Series 2006A MB, 5.00%, 3/01/16	$900	$903,496
Raleigh Combined Enterprise System Revenue RB Series 2008 VRDN (Bank of America N.A. SBPA), 0.01%, 2/09/16 (a)	3,000	3,000,000
Wake County GO (Public Improvement Project) Series 2003C VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/05/16 (a)	7,700	7,700,000

		30,335,286
Ohio — 1.6%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.01%, 2/01/16 (a)	5,300	5,300,000
Hamilton Electric System Revenue RB Series 2015 MB, 0.43%, 9/27/16	11,600	11,600,000
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	2,300	2,314,187
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.01%, 2/05/16 (a)	4,000	4,000,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	1,400	1,400,000

		24,614,187
Oklahoma — 0.0%
Oklahoma City GO Series 2012 MB, 5.00%, 3/01/16	475	476,896
Oregon — 0.4%
Oregon GO Series 2015A MB, 2.00%, 9/15/16	6,300	6,368,522
Pennsylvania — 1.6%
Abington School District GO Series 2016A MB (State Aid Withholding Insurance), 2.00%, 5/15/16	270	271,004
Montgomery County IDRB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.06%, 2/01/16 (a)	3,210	3,210,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.04%, 2/05/16 (a)	3,000	3,000,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.31%, 2/05/16 (a)	2,410	2,410,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	3,860	3,860,000
University of Pittsburgh Series B-2 TECP, 0.05%, 2/17/16	12,000	12,000,000

		24,751,004
Rhode Island — 0.2%
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac LOC, Freddie Mac Liquidity Agreement)), 0.01%, 3/01/40 (a)	2,800	2,800,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	5

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Texas — 23.8%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.11%, 2/05/16 (a)(b)(c)	$6,900	$6,900,000
Boards of Regents of the University of Texas TECP, 0.02%, 2/23/16	1,000	1,000,000
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2001 AMT VRDN, 0.06%, 2/05/16 (a)	25,000	25,000,000
Denton Independent School District GO Series 2006B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	3,000	3,000,000
Gainesville ISD GO Series 2006 MB, 5.25%, 2/15/16	700	701,369
Garland GO Series 2015 MB, 5.00%, 2/15/16	4,300	4,307,924
Gulf Coast IDRB (Exxon Mobil Project) Series 2012 VRDN, 0.01%, 2/01/16 (a)	5,870	5,870,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.01%, 2/01/16 (a)	30,655	30,655,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-2 VRDN, 0.01%, 2/01/16 (a)	15,950	15,950,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN, 0.01%, 2/01/16 (a)	4,000	4,000,000
Houston ISD GO Series 2008 MB, 5.00%, 2/15/16	375	375,675
Houston Port Authority GO PUTTERS Series 2008-3170 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.05%, 2/05/16 (a)(b)(c)	25,215	25,215,000
Houston Utility Systems Revenue TECP (State Street Bank & Trust Co. Liquidity Facility), 0.04%, 3/01/16	2,000	2,000,000
Katy ISD GO Series 2007C MB, 5.00%, 2/15/16	1,900	1,903,549
Pasadena ISD GO Series 2005B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (a)	62,900	62,900,000
Port Arthur Navigation District RB (BASF Corp. Project) Series 2003A VRDN, 0.06%, 2/05/16 (a)	15,000	15,000,000
Port Arthur Navigation District RB (Total Petrochemicals Project) Series 2008 VRDN, 0.04%, 2/05/16 (a)	26,000	26,000,000
Port Freeport RB (BASF Corp. Project) Series 2001 VRDN, 0.06%, 2/05/16 (a)	19,500	19,500,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources Project) Series 2005 VRDN (Flint Hills Resources LLC Guaranty), 0.15%, 2/05/16 (a)	2,000	2,000,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources) Series 2002A VRDN (Flint Hills Resources LLC Guaranty), 0.15%, 2/05/16 (a)	55,000	55,000,000
Rowlett GO Series 2015 MB, 3.00%, 2/15/16	1,100	1,101,181
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.02%, 2/05/16 (a)(b)(c)	3,000	3,000,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.01%, 2/05/16 (a)	8,280	8,280,000

Municipal Bonds	Par (000)	Value
Texas (continued)
Tarrant Regional Water District RB Series 2015 MB, 2.00%, 3/01/16	$320	$320,417
Texas Clipper Tax-Exempt Certificate Trust RB Series 2009-73 VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 2/05/16 (a)(b)(c)	10,360	10,360,000
Texas GO Series 2014D VRDN (State Street Bank & Trust Co. SBPA), 0.01%, 2/05/16 (a)	4,540	4,540,000
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.01%, 2/05/16 (a)(b)(c)	200	200,000
Texas Transportation Commission State Highway Fund RB Series 2006 MB:
5.00%, 4/01/16	500	503,979
5.00%, 4/01/16	200	201,549
Texas Water Development Board RB Series 2013A MB, 5.00%, 7/15/16	700	715,166
University of Texas GO Series A TECP:
0.03%, 3/02/16	18,990	18,990,000
0.03%, 3/03/16	10,570	10,570,000
0.03%, 3/04/16	3,090	3,090,000
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A (The Bank of New York Mellon Corp. LOC), 0.01%, 2/05/16 (a)(c)	2,515	2,515,000

		371,665,809
Utah — 3.1%
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003D VRDN (IHC Health Guaranty), 0.01%, 2/01/16 (a)	20,200	20,200,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	11,600	11,600,000
Murray City Hospital RB (IHC Health Services, Incorporated) Series 2005A VRDN (JPMorgan Chase & Co. LOC), 0.01%, 2/01/16 (a)	3,240	3,240,000
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.01%, 2/05/16 (a)	14,200	14,200,000

		49,240,000
Virginia — 3.9%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	1,107	1,107,000
Fairfax County GO Series 2013A MB, 5.00%, 10/01/16	4,400	4,538,084
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.19%, 8/26/16 (a)	8,005	8,005,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.01%, 2/05/16 (a)	10,800	10,800,000
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.01%, 2/05/16 (a)	1,230	1,230,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 2/05/16 (a)	9,105	9,105,000
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.01%, 2/01/16 (a)	5,700	5,700,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.02%, 2/05/16 (a)(b)(c)	2,110	2,110,000

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority (Washington and Lee University Project) Series 2015B VRDN, 0.01%, 2/05/16 (a)	$5,600	$5,600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	1,185	1,185,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	3,325	3,325,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	1,400	1,400,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.01%, 2/05/16 (a)(b)	2,500	2,500,000
Virginia HFA RB Series 2007C-42 VRDN, 0.08%, 2/05/16 (a)(b)	3,470	3,470,000
Virginia Resources Authority RB Series 2008 MB, 5.00%, 10/01/16	500	515,784

		60,590,868
Washington — 0.7%
Energy Northwest Washington Electric RB (Project No. 1) Series 2006A MB, 5.00%, 7/01/16	700	713,972
Seattle Light & Power RB Series 2011-18C VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 2/05/16 (a)(b)	9,730	9,730,000

		10,443,972

Municipal Bonds	Par (000)	Value
Wisconsin — 0.6%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.08%, 2/05/16 (a)	$2,420	$2,420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 2/05/16 (a)	840	840,000
Wausau IDRB (Apogee Enterprises Inc. Project) Series 2002 VRDN (Comerica Bank N.A. LOC), 0.11%, 2/05/16 (a)	1,000	1,000,000
Wisconsin GO Series 2011-SER1 MB, 5.00%, 5/01/16	5,000	5,060,399

		9,320,399
Wyoming — 0.4%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.11%, 2/05/16 (a)	4,600	4,600,000
Sweetwater County WY Poll Control Revenue RB Series 1994 VRDN (Bank of Nova Scotia LOC), 0.01%, 2/05/16 (a)	2,300	2,300,000

		6,900,000
Total Municipal Bonds — 102.5%		1,601,856,157

Total Investments (Cost — $1,601,856,157*) — 102.5%		1,601,856,157
Liabilities in Excess of Other Assets — (2.5)%		(38,790,185)

Net Assets — 100.0%		$1,563,065,972

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	7

Schedule of Investments (concluded)	MuniCash

Fair Value Hierarchy as of Period Ended

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,601,856,157	—	$1,601,856,157

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $1,827,069 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.6%
Auburn University RB Series 2012B MB, 5.00%, 6/01/16	$1,700	$1,727,003
Huntsville GO Series 2011A MB, 4.00%, 3/01/16	600	601,896
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.04%, 2/05/16 (a)	4,000	4,000,000
Mobile Downtown Redevelopment Authority RB (Austal USA LLC Project) Series 2011A VRDN (National Australia Bank Ltd. LOC), 0.01%, 2/05/16 (a)	3,110	3,110,000
Mobile Downtown Redevelopment Authority RB (Austal USA LLC Project) Series 2011B VRDN (Australia & New Zealand Banking Group Ltd. LOC), 0.01%, 2/05/16 (a)	3,900	3,900,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.01%, 2/05/16 (a)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.05%, 2/05/16 (a)	4,305	4,305,000

		27,643,899
Alaska — 0.3%
Borough of North Slope GO Series 2015A MB, 2.00%, 6/30/16	5,700	5,741,668
Arizona — 0.7%
Mesa GO Series 2015 MB, 4.75%, 7/01/16	2,250	2,291,550
Phoenix IDA Healthcare Facilities Revenue RB Series 2014B VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/01/16 (a)	2,100	2,100,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.02%, 2/05/16 (a)	7,625	7,625,000

		12,016,550
Arkansas — 0.0%
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	300	303,349
California — 9.2%
California Department of Water Resources RB Series 2003A-2 TECP (Bank of Montreal SBPA), 0.04%, 3/10/16	5,000	5,000,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.01%, 2/05/16 (a)	7,000	7,000,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC), 0.01%, 2/05/16 (a)	13,000	13,000,000
California GO Series 2011A-1 TECP (Wells Fargo Bank N.A. LOC): 0.03%, 3/03/16	9,000	9,000,000
California GO Series 2015 MB, 2.00%, 8/01/16	16,470	16,616,317
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (a)	7,300	7,300,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	2,515	2,549,140
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/05/16 (a)	7,645	7,645,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.09%, 2/05/16 (a)(b)(c)	15,000	15,000,000

Municipal Bonds	Par (000)	Value
California (continued)
Eastern Municipal Water District & Wastewater RB Series 2015A VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 2/05/16 (a)	$10,000	$10,000,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.01%, 2/05/16 (a)	8,800	8,800,000
Metropolitan Water District of Southern California Waterworks RB Series 2015A-1 VRDN, 0.01%, 2/05/16 (a)	7,400	7,400,000
San Diego Unified School District GO Series 2015A MB, 2.00%, 6/30/16	9,600	9,667,770
University of California RB Series 2013AL-4 VRDN, 0.01%, 2/05/16 (a)	25,885	25,885,000

		155,053,227
Colorado — 2.4%
Colorado HFA RB Series 2002B-R VRDN (Bank of America N.A. Liquidity Facility), 0.01%, 2/05/16 (a)	1,510	1,510,000
Colorado HFA RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.02%, 2/05/16 (a)	160	160,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.04%, 2/05/16 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 2/05/16 (a)	780	780,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/05/16 (a)	2,325	2,325,000

		40,015,000
Connecticut — 2.3%
Connecticut Health & Educational Facilities RB (Yale University Project) Series 2001 V-1 VRDN, 0.01%, 2/01/16 (a)	13,125	13,125,000
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.07%, 2/05/16 (a)(b)(c)	2,636	2,636,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	4,100	4,100,000
Connecticut Housing Finance Authority RB Series 2015 C-3 VRDN (Royal Bank of Canada LOC), 0.01%, 2/05/16 (a)	3,000	3,000,000
Connecticut RB Series 2006 MB, 5.00%, 7/01/16	1,100	1,121,689
Connecticut Special Tax Revenue RB Series 2014A MB, 3.00%, 9/01/16	1,500	1,523,430
Milford GO Series 2015 MB, 2.00%, 11/01/16	220	222,870
Milford GO Series 2015B BAN, 1.00%, 11/07/16	1,380	1,387,473
Naugatuck GO Series 2015 MB, 2.00%, 9/15/16	115	116,133
Plainville GO Series 2015 BAN, 2.00%, 5/18/16	500	503,371
Torrington GO Series 2015 BAN, 2.00%, 9/15/16	2,000	2,020,393

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Connecticut (continued)
Trumbull GO Series2015 BAN, 1.50%, 9/01/16	$9,520	$9,585,134

		39,341,493
Delaware — 0.3%
Delaware County GO Series 2011 MB, 5.00%, 7/01/16	3,710	3,783,474
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	1,285	1,285,000
Delaware GO Series 2013B MB, 5.00%, 2/01/16	145	145,000

		5,213,474
District of Columbia — 0.3%
District of Columbia Housing Finance Agency Multi-Family RB (Variable Park 7 Benning Project) Series 2012 VRDN ( Freddie Mac LOC), 0.01%, 2/05/16 (a)	2,600	2,600,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.02%, 2/05/16 (a)(b)(c)	2,400	2,400,000

		5,000,000
Florida — 7.1%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.02%, 2/05/16 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.02%, 2/05/16 (a)(b)(c)	4,830	4,830,000
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.06%, 2/01/16 (a)	6,290	6,290,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (a)	12,900	12,900,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.02%, 2/05/16 (a)(b)(c)	10,395	10,395,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 2/05/16 (a)	38,000	38,000,000
Orlando Utilities Commission RB Series 2015B VRDN (TD Bank N.A. LOC), 0.01%, 2/05/16 (a)	4,900	4,900,000
Orlando Utilities Commission Utilities System RB Series 2008-1 VRDN (JP Morgan Chase & Co. LOC), 0.01%, 2/05/16 (a)	10,530	10,530,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.02%, 2/05/16 (a)(b)(c)	21,000	21,000,000

		119,150,000
Georgia — 0.5%
Gainesville & Hall County Development Authority RB (Senior Living Facility - Lanier Village Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.06%, 2/01/16 (a)	9,160	9,160,000

Municipal Bonds	Par (000)	Value
Hawaii — 0.3%
Hawaii GO Series 2009DT MB, 5.00%, 11/01/16	$4,575	$4,736,041
Illinois — 1.7%
Illinois Finance Authority RB (Center on Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.08%, 2/05/16 (a)	1,500	1,500,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.01%, 2/01/16 (a)	1,975	1,975,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A-1 VRDN (JPMorgan Chase Bank SBPA), 0.01%, 2/01/16 (a)	2,400	2,400,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 2/05/16 (a)	5,250	5,250,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.18%, 2/05/16 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	3,800	3,800,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (a)	4,780	4,780,000

		28,395,000
Indiana — 1.1%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/05/16 (a)	1,580	1,580,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.01%, 2/05/16 (a)	3,800	3,800,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.01%, 2/05/16 (a)(b)(c)	10,000	10,000,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 2/05/16 (a)(b)(c)	2,600	2,600,000

		17,980,000
Iowa — 4.3%
Black Hawk County GO Series 2015B MB, 2.00%, 6/01/16	975	980,473
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.10%, 2/05/16 (a)	63,500	63,500,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.01%, 2/05/16 (a)	7,325	7,325,000

		71,805,473
Kansas — 0.4%
Burlington Enviromental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (a)	4,400	4,400,000

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Kansas (continued)
Kansas Department of Transportation Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2200 VRDN (Citibank N.A. Liquidity Facility), 0.02%, 2/05/16 (a)(b)(c)	$1,600	$1,600,000

		6,000,000
Louisiana — 4.6%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.11%, 2/05/16 (a)	4,625	4,625,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.04%, 2/05/16 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.01%, 2/01/16 (a)	17,100	17,100,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008A VRDN, 0.01%, 2/01/16 (a)	28,000	28,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.01%, 2/05/16 (a)	10,500	10,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.01%, 2/05/16 (a)	8,000	8,000,000
Louisiana RB (1-49 South Project) Series 2015 MB, 1.00%, 9/01/16	1,220	1,224,585

		76,949,585
Maine — 0.4%
Maine Municipal Bond Bank RB Series 2015 D MB, 2.00%, 11/01/16	6,930	7,017,815
Maine Municipal Bond Bank RB Series 2015 MB, 2.00%, 11/01/16	500	506,333

		7,524,148
Maryland — 4.1%
Anne Arundel County GO Series 2006 MB, 5.00%, 3/01/16	565	567,184
Anne Arundel County GO Series 2009 MB, 5.00%, 4/01/16	1,000	1,007,952
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	2,605	2,605,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.01%, 2/05/16 (a)	1,375	1,375,000
Baltimore MD RB (Wastewater System Improvement Project) Series 2013A MB, 5.00%, 7/01/16	500	509,733
Baltimore RB (Wastewater System Project) Series 2006C MB, 5.00%, 7/01/16	905	922,923
Frederick County RB (Homewood, Inc. Facility Project) Series 1997 DN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	9,450	9,450,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	1,960	1,960,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	7,910	7,910,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	8,480	8,480,000

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland GO Series 2006 MB, 5.00%, 3/01/16	$750	$752,973
Maryland GO Series 2008 MB, 5.00%, 3/01/16	710	712,617
Maryland GO Series 2009C MB, 5.00%, 3/01/16	610	612,352
Maryland GO Series 2012A MB, 5.00%, 3/15/16	350	352,004
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.21%, 2/05/16 (a)(b)(c)	3,800	3,800,000
Montgomery County GO Series 2009B TECP (JPMorgan Chase Bank SBPA), 0.03%, 3/17/16	9,500	9,500,000
Montgomery County GO Series 2013A MB, 5.00%, 11/01/16	1,290	1,334,982
Montgomery County GO Series B TECP (State Street Bank & Trust Co. SBPA), 0.03%, 3/17/16	3,870	3,870,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	915	915,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	3,870	3,870,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 2/05/16 (a)	8,865	8,865,000

		69,372,720
Massachusetts — 7.7%
Commonwealth of Massachusetts GO Series 2006D MB, 4.75%, 8/01/16	100	102,201
Commonwealth of Massachusetts GO Series 2015B MB, 2.00%, 5/25/16	16,100	16,192,166
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.10%, 8/26/16 (a)	14,860	14,860,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.04%, 2/05/16 (a)(b)(c)	10,000	10,000,000
Massachusetts Department of Transportation RB (Contract Assistance Project) Series 2010A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	25,300	25,300,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 2/05/16 (a)	32,150	32,150,000
Massachusetts Health & Educational Facilities Authority RB (Wellesley College Project) Series 2008I VRDN, 0.01%, 2/05/16 (a)	1,600	1,600,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 2/05/16	8,300	8,300,000
Melrose GO Series 2015 BAN, 1.50%, 11/11/16	3,800	3,834,066
New Bedford GO Series 2015 MB, 1.25%, 2/05/16	6,330	6,330,377
Old Rochester Regional School District GO Series 2015 MB, 2.00%, 2/15/16	695	695,422
Sudbury GO Series 2015A MB, 2.00%, 2/15/16	540	540,149
Town of Auburn GO Series 2015 MB:
1.00%, 9/15/16	2,842	2,853,464

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Town of Dracut GO Series 2015 BAN, 1.50%, 8/18/16	$1,665	$1,675,314
Town of Uxbridge GO Series 2015 BAN, 1.00%, 8/19/16	2,045	2,052,237
Westfield GO Series 2015 MB, 2.00%, 8/01/16	565	569,792
Worcester GO Series 2014 MB, 5.00%, 11/01/16	1,960	2,028,544

		129,673,775
Michigan — 0.5%
Ann Arbor MI Sewage Disposal System Revenue RB Series 2013 MB, 2.00%, 7/01/16	500	503,518
Michigan State University Board of Trustees Student Fees RB Series 2005 VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 0.01%, 2/05/16 (a)	800	800,000
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (a)	4,385	4,385,000
University of Michigan RB Series 2012B VRDN (The Northern Trust Company SBPA), 0.01%, 2/01/16 (a)	900	900,000
University of Michigan Tender Option Bond Trust Receipt/Certificates Floaters RB Series 2015-XX2205 VRDN (Citizens Bank N.A. Liquidity Facility), 0.01%, 2/05/16 (a)(b)(c)	1,300	1,300,000

		7,888,518
Minnesota — 0.2%
Minnesota GO Series 2011A MB, 5.00%, 10/01/16	2,520	2,598,961
Mississippi — 3.1%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 2/01/16 (a)	6,120	6,120,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN, 0.01%, 2/05/16 (a)	7,400	7,400,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010H VRDN, 0.01%, 2/01/16 (a)	4,000	4,000,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.01%, 2/01/16 (a)	29,300	29,300,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010K VRDN, 0.01%, 2/01/16 (a)	2,250	2,250,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.01%, 2/01/16 (a)	2,500	2,500,000

		51,570,000
Missouri — 1.1%
Missouri Highway & Transportation Commission RB Series 2007 MB, 5.00%, 5/01/16	1,005	1,016,938
North Kansas City School District No 74 GO Series 2015 MB, 2.00%, 3/01/16	2,665	2,668,410
Springfield MO Public Utility Revenue RB Series 2015 MB, 5.00%, 8/01/16	1,100	1,126,036
St Louis County RB Series 2015 MB, 1.00%, 4/01/16	7,400	7,410,853

Municipal Bonds	Par (000)	Value
Missouri (continued)
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 2/01/16 (a)	$4,300	$4,300,000
St. Louis Water Distribution Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2198 VRDN (Citibank N.A. Liquidity Facility), 0.02%, 2/05/16 (a)(b)(c)	2,670	2,670,000

		19,192,237
Nebraska — 0.1%
Nebraska Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF2206 VRDN (Citibank N.A. Liquidity Facility), 0.01%, 2/05/16 (a)(b)(c)	1,840	1,840,000
New Jersey — 0.4%
New Jersey Educational Facilities Authority RB Series 2010B MB, 5.00%, 7/01/16	180	183,549
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.13%, 9/01/16	520	528,465
Somerset County GO Series 2015 MB, 2.00%, 7/15/16	1,255	1,264,633
Township of River Vale GO Series 2015 BAN, 1.50%, 8/12/16	3,841	3,862,772
Woodbridge Township GO Series 2015 MB, 2.00%, 7/01/16	500	503,326

		6,342,745
New York — 8.0%
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.01%, 2/01/16 (a)	10,000	10,000,000
Metropolitan Transportation Authority RB Series 2005E-1 VRDN, 0.01%, 2/01/16 (a)	4,680	4,680,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.01%, 2/01/16 (a)	5,100	5,100,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/01/16 (a)	24,400	24,400,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.01%, 2/01/16 (a)	3,000	3,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 2/01/16 (a)	20,700	20,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.01%, 2/01/16 (a)	22,350	22,350,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 2/01/16 (a)	2,900	2,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014C MB, 3.00%, 11/01/16	575	586,481
New York City Water & Sewer RB Series 2015 (2nd General Fiscal Resolution Project) Series 2015 VRDN (Bank of America N.A. LOC), 0.01%, 2/01/16 (a)	7,500	7,500,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 2/05/16 (a)	900	900,000
New York HFA RB Series 2015A VRDN (Bank of New York Mellon LOC), 0.01%, 2/05/16 (a)	5,500	5,500,000

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
New York (continued)
New York Local Government Assistance Corp. RB Series 2010B, 5.00%, 4/01/16	$1,000	$1,008,071
New York Urban Development Corp. RB
Series 2004 VRDN (JP Morgan Bank, SBPA), 0.01%, 2/05/16 (a)	25,600	25,600,000

		134,224,552
North Carolina — 6.3%
Cary GO (Public Improvements Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/05/16 (a)	2,800	2,800,000
Charlotte COP (2003 Governmental Facilities Project) Series 2013 VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.01%, 2/05/16 (a)	10,700	10,700,000
Charlotte COP Series 2015B MB, 2.00%, 6/01/16	1,980	1,990,782
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.03%, 2/05/16 (a)(b)(c)	9,805	9,805,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007B VRDN (JPMorgan Chase Bank SBPA), 0.01%, 2/01/16 (a)	10,400	10,400,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007C VRDN (JPMorgan Chase Bank SBPA), 0.01%, 2/05/16 (a)	1,970	1,970,000
Davie County GO Series 2015 MB, 3.00%, 5/01/16	2,285	2,300,227
Iredell Country GO Series 2015B MB, 2.00%, 2/01/16	1,640	1,640,000
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.19%, 8/26/16 (a)	16,130	16,130,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.02%, 2/05/16 (a)(b)(c)	6,570	6,570,000
North Carolina Infrastructure Finance Corp COP Series 2006A MB, 5.00%, 6/01/16	300	304,664
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.01%, 2/01/16 (a)	20,435	20,435,000
North Carolina RB Series 2011C MB, 5.00%, 5/01/16	3,440	3,481,206
Orange County GO Public Facilities Series 2015 MB, 2.00%, 4/01/16	2,265	2,270,928
Raleigh Combined Enterprise System Revenue RB Series 2005A MB, 5.00%, 3/01/16	1,000	1,003,795
Raleigh Combined Enterprise System Revenue RB Series 2006A MB, 5.00%, 3/01/16	1,100	1,104,273
Raleigh Combined Enterprise System Revenue RB Series 2008 VRDN (Bank of America N.A. SBPA), 0.01%, 2/09/16 (a)	5,610	5,610,000
Raleigh Combined Enterprise System Revenue Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/05/16 (a)	2,075	2,075,000
Raleigh Limited Obligation RB Series 2009 VRDN 7 Month Window, 0.26%, 8/26/16 (a)	3,540	3,540,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.01%, 2/05/16 (a)	2,345	2,345,000

		106,475,875
Ohio — 2.6%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.01%, 2/01/16 (a)	14,460	14,460,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Hamilton Electric System Revenue RB Series 2015 MB, 0.43%, 9/27/16	$14,400	$14,400,000
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	2,720	2,736,777
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 2/05/16 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.01%, 2/05/16 (a)	1,300	1,300,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	3,800	3,800,000
Ohio State University RB Series 2014B-2 VRDN, 0.01%, 2/05/16 (a)	2,000	2,000,000
Ohio University RB Series 2008 VRDN, 0.01%, 2/05/16 (a)	5,000	5,000,000

		44,296,777
Oklahoma — 0.8%
Oklahoma City GO Series 2012 MB, 5.00%, 3/01/16	525	527,095
RBC Municipal Products, Inc. Trust RB Floaters Series 2012 E-37 VRDN (Royal Bank of Canada LOC), 0.01%, 2/05/16 (a)(b)(c)	5,100	5,100,000
Tulsa IDRB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.03%, 2/05/16 (a)(b)(c)	8,092	8,092,000

		13,719,095
Oregon — 0.5%
Oregon GO Series 2015A MB, 2.00%, 9/15/16	7,700	7,783,749
Pennsylvania — 3.4%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 2/05/16 (a)	5,010	5,010,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a)	6,570	6,570,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	9,970	9,970,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 2/05/16 (a)	4,175	4,175,000
Montgomery County IDRB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.06%, 2/01/16 (a)	3,260	3,260,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.01%, 2/05/16 (a)(b)	10,900	10,900,000
Philadelphia PA GO Series 2016A MB, 2.00%, 6/30/16	14,000	14,098,382
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	4,145	4,145,000

		58,128,382
South Carolina — 0.0%
Richland County School District No. 2 GO Series 2008A MB, 3.38%, 2/01/16	250	250,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	5

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Tennessee — 0.1%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.05%, 2/05/16 (a)	$2,420	$2,420,000
Texas — 14.8%
Arlington Independent School District/TX GO Series 2015 MB, 1.00%, 2/15/16	3,640	3,641,093
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.11%, 2/05/16 (a)(b)(c)	7,400	7,400,000
Brownsville ISD GO Series 2006 MB, 5.00%, 2/15/16	1,000	1,001,813
Denton ISD GO Series 2006B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	4,600	4,600,000
Gainesville ISD GO Series 2006 MB, 5.25%, 2/15/16	600	601,174
Garland GO Series 2015 MB, 5.00%, 2/15/16	5,495	5,505,126
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.01%, 2/01/16 (a)	9,160	9,160,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-2 VRDN, 0.01%, 2/01/16 (a)	18,000	18,000,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN, 0.01%, 2/01/16 (a)	15,500	15,500,000
Lamar Consolidated ISD GO Series 2009 ROC-RR-II-R-12266 VRDN (Texas Permanent School Fund Insurance, Citibank N.A. SBPA), 0.02%, 2/05/16 (a)(b)(c)	6,700	6,700,000
Lewisville GO Series 2012 MB, 4.00%, 2/15/16	1,310	1,311,905
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.02%, 2/05/16 (a)	24,300	24,300,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.02%, 2/05/16 (a)	1,500	1,500,000
Rowlett GO Series 2015 MB, 3.00%, 2/15/16	1,045	1,046,122
San Antonio Electric & Gas RB Series 2006A MB, 5.00%, 2/01/16	420	420,000
San Antonio Electric & Gas Series 2015A TECP (JPMorgan Chase & Co. LOC), 0.08%, 2/04/16	20,000	20,000,000
San Marcos GO Series 2015 MB, 1.00%, 8/15/16	1,270	1,274,907
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.01%, 2/05/16 (a)	12,390	12,390,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.03%, 2/05/16 (a)(b)(c)	5,795	5,795,000
Tarrant Regional Water District RB Series 2015 MB, 2.00%, 3/01/16	440	440,577
Texas Transportation Commission State Highway Fund RB Series 2006 MB: 5.00%, 4/01/16	200	201,549

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Water Development Board RB Series 2013A MB, 5.00%, 7/15/16	$750	$766,264
University of Texas GO Series A TECP: 0.03%, 3/04/16	19,900	19,900,000
University of Texas RB Series 2016 TECP, 0.03%, 3/22/16	15,000	15,000,000
University of Texas RB Series 2016A TECP: 0.02%, 2/25/16	5,300	5,300,000
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A (The Bank of New York Mellon Corp. LOC), 0.01%, 2/05/16 (a)(c)	38,085	38,085,000

		248,784,509
Utah — 3.8%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.02%, 2/05/16 (a)	45,000	45,000,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003C VRDN, 0.01%, 2/01/16 (a)	16,180	16,180,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003D VRDN (IHC Health Guaranty), 0.01%, 2/01/16 (a)	3,700	3,700,000

		64,880,000
Virginia — 0.7%
Fairfax County GO Series 2013A MB, 5.00%, 10/01/16	4,820	4,971,360
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.01%, 2/05/16 (a)	1,100	1,100,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 2/05/16 (a)	650	650,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.02%, 2/05/16 (a)(b)(c)	4,520	4,520,000
Virginia Resources Authority RB Series 2008 MB, 5.00%, 10/01/16	500	515,798

		11,757,158
Washington — 1.8%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.01%, 2/05/16 (a)(b)(c)	11,310	11,310,000
Energy Northwest Washington Electric RB (Project No. 1) Series 2006A MB, 5.00%, 7/01/16	750	764,995
King County Sewer Revenue RB Eagle Trust Receipts Series 20140047-A VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.02%, 2/05/16 (a)(b)(c)	5,440	5,440,000
Seattle WA Drainage & Wastewater Revenue RB Series 2015 MB, 2.00%, 2/01/16	630	630,000
Washington State Housing Finance Commission RB (Kitts Corner Apartment Project) VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 2/05/16 (a)	7,000	7,000,000
Washington State Housing Finance Commission RB Series 2015 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 2/05/16 (a)	5,500	5,500,000

		30,644,995

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.02%, 2/05/16 (a)	$3,920	$3,920,000
Wisconsin Housing & Economic Development Authority RB Series 2015C VRDN (Royal Bank of Canada SBPA), 0.02%, 2/05/16 (a)	5,500	5,500,000

		9,420,000
Wyoming — 0.2%
Sweetwater County WY Poll Control Revenue RB Series 1994 VRDN (Bank of Nova Scotia LOC), 0.01%, 2/05/16 (a)	3,020	3,020,000
Total Municipal Bonds — 98.3%		1,656,312,955

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 0.1%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 2/05/16	$2,500	$2,500,000
Multi-State — 0.4%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 2/05/16	6,900	6,900,000
New York — 1.1%
Nuveen New York AMT-Free Municipal Income Fund Series 2013-2 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 2/05/16	7,600	7,600,000
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 2/05/16	8,700	8,700,000
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 2/05/16	1,800	1,800,000

		18,100,000
Total Closed-End Investment Companies — 1.6%		27,500,000
Total Investments (Cost — $1,683,812,955*) — 99.9%		1,683,812,955
Other Assets Less Liabilities — 0.1%		1,893,735

Net Assets — 100.0%		$1,685,706,690

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	7

Schedule of Investments (concluded)	MuniFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund as the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,683,812,955	—	$1,683,812,955
[1] See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $52,971 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 85.0%
Babylon GO Series 2015A BAN, 1.50%, 3/25/16	$1,870	$1,872,732
Babylon Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	1,300	1,305,502
Center Moriches Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	700	702,381
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.01%, 2/01/16 (a)	700	700,000
Cold Spring Harbor Central School District GO Series 2014 TAN, 1.50%, 6/28/16	985	989,248
Dutchess County IDRB (Marist College Civic Facility A Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.03%, 2/05/16 (a)	1,000	1,000,000
East Moriches Union Free School District GO Series 2015 MB, 1.50%, 6/17/16	1,100	1,103,681
East Rochester Housing Authority RB Series 2008 VRDN (Park Ridge Nursing Home Project) (Manufacturers and Traders Trust Co. LOC), 0.04%, 2/05/16 (a)	5,450	5,450,000
Erie County IDA RB Tender Option Bond Trust Receipts/Certificates Floaters Series 2008- 2015-XF0112 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.04%, 2/05/16 (a)(b)(c)	1,000	1,000,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.01%, 2/05/16 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2015 BAN, 1.50%, 6/21/16	1,030	1,033,387
La Grange GO Series 2015A BAN, 1.00%, 3/25/16	615	615,531
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.02%, 2/05/16 (a)(b)(c)	1,000	1,000,000
Maine-Endwell Central School District GO Series 2016 BAN, 1.50%, 7/22/16	500	501,935
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.01%, 2/01/16 (a)	8,200	8,200,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.01%, 2/05/16 (a)	2,800	2,800,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 2/01/16 (a)	4,400	4,400,000
New York City GO Series 2014-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/01/16 (a)	1,000	1,000,000
New York City Industrial Development Agency RB (Jamaica First PKG Project) Series 2004 VRDN (TD Bank N.A. LOC), 0.01%, 2/05/16 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Bank Ltd. SBPA), 0.01%, 2/01/16 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Fiscal Resolution Project) Series 2007- 2008BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 2/05/16 (a)	600	600,000
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/01/16 (a) New York City Transitional Finance Authority	300	300,000
Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.01%, 2/01/16 (a)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 2/01/16 (a)	$5,000	$5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Sub-Series 2014A-4 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/01/16 (a)	1,100	1,100,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.01%, 2/01/16 (a)	1,500	1,500,000
New York City Water & Sewer System RB Series 2008-2843 VRDN (Morgan Stanley Bank SBPA), 0.02%, 2/05/16 (a)(b)	1,269	1,269,327
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 2/05/16 (a)	2,000	2,000,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.01%, 2/05/16 (a)	3,500	3,500,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.02%, 2/05/16 (a)(b)(c)	5,300	5,300,000
New York GO Series 2013D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/01/16 (a)	1,000	1,000,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/05/16 (a)	4,800	4,800,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 2/05/16 (a)	1,500	1,500,000
New York HFA RB Series 2014 VRDN (Manufacturers & Traders Trust Co. LOC), 0.01%, 2/05/16 (a)	2,750	2,750,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 2/05/16 (a)	9,000	9,000,000
New York HFA RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/05/16 (a)	1,400	1,400,000
New York HFA RB Series 2015A VRDN (Bank of New York Mellon LOC), 0.01%, 2/05/16 (a)	1,000	1,000,000
New York HFA RB Series 2015A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/05/16 (a)	1,000	1,000,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.01%, 2/05/16 (a)	5,405	5,405,000
New York Urban Development Corp. RB Series 2004A-3C VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 2/05/16 (a)	1,000	1,000,000
North Tonawanda GO Series 2015 BAN, 1.25%, 5/05/16	1,040	1,041,778
Pittsford Town GO Series 2015 BAN, 2.00%, 9/08/16	400	403,467
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 2/05/16 (a)	1,100	1,100,000
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.01%, 2/05/16 (a)	630	630,000
Sayville Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 1.50%, 9/29/16	500	502,779
Sewanhaka Central High School District of Elmont GO Series 2015 TAN, 1.50%, 6/24/16	300	301,225
South Colonie Central School District GO Series 2015 BAN, 1.50%, 7/15/16	755	757,805

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (concluded)	New York Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Southold Union Free School District GO Series 2015 TAN, 1.50%, 6/28/16	$500	$502,015
Taconic Hills Central School District at Craryville GO Series 2015 BAN, 1.50%, 7/01/16	1,285	1,289,742
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.06%, 2/05/16 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Sub-Series 2005 B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/01/16 (a)	3,670	3,670,000
Union Endicott NY Central School District GO Series 2016 BAN, 1.50%, 7/22/16	1,000	1,004,201
Village of Ossining GO Series 2015 MB, 1.50%, 9/30/16	150	150,887
Wappinger GO Series 2015A MB, 1.00%, 3/25/16	1,030	1,030,756
Wappingers Central School District GO Series 2015B BAN, 1.50%, 7/08/16	935	938,446
West Hempstead Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	300	301,200
West Islip Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	500	501,919

Municipal Bonds	Par (000)	Value
New York (continued)
Windsor Central School District GO Series 2015 BAN, 1.50%, 8/19/16	$1,000	$1,004,885
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/05/16 (a)	950	950,000
Total Municipal Bonds — 85.0%		103,879,829

Closed-End Investment Companies (a)(b)
New York — 5.5%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.07%, 2/05/16	6,700	6,700,000
Total Investments (Cost — $110,579,829*) — 90.5%		110,579,829
Other Assets Less Liabilities — 9.5%		11,634,008

Net Assets — 100.0%		$122,213,837

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$110,579,829	—	$110,579,829
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $11,508,918 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Commercial Paper (a)	Par (000)	Value
Antalis SA, 0.40%, 2/02/16	$20,000	$19,999,778
Barton Capital LLC, 0.34%, 2/01/16	18,668	18,668,000
BNP Paribas, New York, 0.38%, 2/03/16	55,000	54,998,854
Caisse Central De Desjardins Du Quebec, 0.36%, 2/04/16	25,000	24,999,260
Victory Receivables Corp., 0.35%, 2/01/16	40,000	40,000,000
Total Commercial Paper — 13.8%		158,665,892

Municipal Bonds (b)
Illinois Housing Development Authority Revenue
Single Family Housing RB Series 2014 VRDN:
0.42%, 2/05/16	20,000	20,000,000
0.42%, 2/05/16	10,675	10,675,000
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.39%, 2/05/16	25,200	25,200,000
Macon-Bibb County Industrial Authority RB Series 2015 VRDN (Korea Development Bank LOC), 0.53%, 2/05/16	30,000	30,000,000
Tennessee Montgomery County IDRB (Hancock Tire Manufacturing Project) Series 2015A VRDN (Kookmin Bank LOC), 0.48%, 2/05/16	30,000	30,000,000
Triborough Bridge & Tunnel Authority RB Series 2013 VRDN (Bank of America N.A. LOC), 0.40%, 2/05/16	13,000	13,000,000
Wisconsin Housing & Economic Development Authority RB Series 2007B VRDN, 0.40%, 2/05/16	4,595	4,595,000
Total Municipal Bonds — 11.6%		133,470,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 2/01/16	50,000	50,000,000
Credit Agricole Corporate & Investment Bank, 0.29%, 2/01/16	5,000	5,000,000
Credit Industriel et Commercial, 0.27%, 2/01/16	20,000	20,000,000
DnB Bank ASA, 0.27%, 2/01/16	50,000	50,000,000
DZ Bank AG Deutsche Zentral Genoss, 0.27%, 2/01/16	50,000	50,000,000
ING Bank N.V., Amsterdam, 0.38%, 2/02/16	35,000	35,000,000
KBC Bank N.V., New York, 0.28%, 2/01/16	50,000	50,000,000
Lloyds Bank PLC, 0.28%, 2/01/16	50,000	50,000,000
National Australia Bank Ltd., 0.27%, 2/01/16	50,000	50,000,000
Natixis SA, 0.26%, 2/01/16	34,000	34,000,000
Nordea Bank AB, 0.27%, 2/01/16	50,000	50,000,000

Time Deposits	Par (000)	Value
Skandinaviska Enskilda Banken AB, New York, 0.27%, 2/01/16	$50,000	$50,000,000
Standard Chartered Bank, 0.36%, 2/05/16	20,000	20,000,000
Swedbank AB, 0.2780%, 2/01/16	50,000	50,000,000
Total Time Deposits — 48.9%		564,000,000

Repurchase Agreements
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (c) (Purchased on 1/29/16 to be repurchased at $10,000,267, collateralized by various U.S. Treasury obligations, 0.39% to 2.13%due from 1/31/17 to 9/30/21, aggregate original par and fair value of $10,079,571 and $10,200,004, respectively)	10,000	10,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $10,200,004)		10,000,000
Credit Suisse Securities (USA) LLC, 0.62%, 2/01/16 (d) (Purchased on 09/10/14 to be repurchased at $44,049,276, collateralized by corporate/debt obligation, 5.00% due at 11/27/45, original par and fair value of $58,615,000 and $52,858,261,respectively)	44,047	44,047,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $52,858,261)		44,047,000
HSBC Securities (USA) Inc., 0.47%, 2/01/16 (d) (Purchased on 12/18/15 to be repurchased at $5,000,196, collateralized by various corporate/debt obligations, 0.84% to 1.50%due from 6/20/18 to 10/15/19, aggregate original par and fair value of $6,056,000 and $5,351,862, respectively)	5,000	5,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $5,351,862)		5,000,000
HSBC Securities (USA), Inc., 0.39%, 2/01/16 (d) (Purchased on 12/18/15 to be repurchased at $17,000,553, collateralized by various corporate/debt obligations, 0.70% to 2.36%due from 2/15/18 to 11/25/27, aggregate original par and fair value of $20,952,000 and $18,192,415, respectively)	17,000	17,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $18,192,415)		17,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	TempCash

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $55,001,604, collateralized by various corporate/debt obligations, 0.50% to 1. 46% due from 12/25/42 to 12/10/47, aggregate original par and fair value of $1,034,835,000 and $58, 850, 061, respectively)	$55,000	$55,000,000
Total Value of JPMorgan Securities LLC (collateral value of $58,850,061)		55,000,000
RBC Capital Markets LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $40,001,167, collateralized by various corporate/debt obligations, 0.00% due from 2/01/16 to 4/11/16, aggregate original par and fair value of $42,014,804 and $42,000,001, respectively)	40,000	40,000,000
RBC Capital Markets LLC, 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $5,000,142, collateralized by various corporate/debt obligations, 0.00% to 7. 00% due from 7/15/16 to 2/01/46, aggregate original par and fair value of $7,773,930 and $5,250,001, respectively)	5,000	5,000,000
RBC Capital Markets LLC, 0.35%, 2/01/16 (d) (Purchased on 3/28/14 to be repurchased at $5,000,146, collateralized by various corporate/debt obligations, 0.00% due from 2/02/16 to 3/01/16, aggregate original par and fair value of $5,263,336 and $5,250,000, respectively)	5,000	5,000,000
RBC Capital Markets LLC, 0.35%, 2/01/16 (d) (Purchased on 6/12/14 to be repurchased at $5,000,146, collateralized by various corporate/debt obligations, 0.00% to 6. 50% due from 10/13/17 to 2/01/46, aggregate original par and fair value of $5,411,743 and $5,250,001, respectively)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $57,750,003)		55,000,000

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.45%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $55,002,063, collateralized by various corporate/debt obligations, 0.96% to 11.38% due from 3/03/16 to 3/01/42, aggregate original par and fair value of $67,703,511 and $60, 406, 468, respectively)	$55,000	$55,000,000
Total Value of UBS Securities LLC (collateral value of $60,406,468)		55,000,000
Wells Fargo Bank NA, 0.34%, 2/01/16 (c) (Purchased on 1/29/16 to be repurchased at $5,000,142, collateralized by a U.S. Treasury obligation, 1.38% due at 3/31/20, original par and fair value of $5,061,963 and $5,100,002, respectively)	5,000	5,000,000
Total Value of Wells Fargo Bank NA (collateral value of $5,100,002)		5,000,000
Wells Fargo Securities LLC, 0.34%, 2/01/16 (c) (Purchased on 1/29/16 to be repurchased at $5,000,142, collateralized by various U.S. Treasury obligations, 0.13% to 2.75% due from 1/31/16 to 8/15/42, aggregate original par and fair value of $5,045,842 and $5,099,995, respectively)	5,000	5,000,000
Wells Fargo Securities LLC, 0.67%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $45,005,863, collateralized by various corporate/debt obligations, 0.60% to 5. 64% due from 11/25/25 to 5/25/54, aggregate original par and fair value of $57, 476,170 and $53,839,883, respectively)	45,000	45,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $58,939,878)		50,000,000
Total Repurchase Agreements — 25.7%		296,047,000
Total Investments (Cost — $1,152,182,892*) — 100.0%		1,152,182,892
Other Assets Less Liabilities — 0.0%		131,537

Net Assets — 100.0%		$1,152,314,429

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate as of period end.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	TempCash

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,152,182,892	—	$1,152,182,892

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $454,292 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	3

Schedule of Investments January 31, 2016 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.3%
Citibank N.A.:
0.40%, 2/11/16	$141,000	$141,000,000
0.65%, 5/20/16	58,700	58,700,000
Wells Fargo Bank N.A.:
0.60%, 2/19/16(a)	300,000	300,000,000
0.78%, 8/01/16(a)	325,000	325,000,000

		824,700,000
Yankee — 33.5% (b)
Bank of Montreal, Chicago:
0.56%, 2/26/16(a)	420,000	420,000,000
0.60%, 4/05/16	417,000	417,000,000
0.63%, 4/18/16(a)	70,000	70,000,000
0.63%, 4/21/16(a)	350,000	350,000,000
0.66%, 6/01/16(a)	320,000	320,000,000
0.77%, 7/13/16(a)	240,000	240,000,000
0.77%, 8/04/16(a)	100,000	100,000,000
Bank of Nova Scotia, Houston:
0.59%, 2/09/16(a)	400,000	400,000,000
0.61%, 3/10/16(a)	285,000	285,000,000
0.61%, 3/24/16(a)	200,000	200,000,000
Bank of Nova Scotia, New York, 0.72%, 6/03/16	203,000	203,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.34%, 2/12/16	285,000	285,000,000
0.50%, 3/21/16	165,000	165,000,000
0.65%, 3/23/16(a)	370,000	370,000,000
0.48%, 4/01/16	265,000	265,000,000
0.51%, 4/04/16	87,000	87,000,000
0.70%, 5/09/16	300,000	300,000,000
BNP Paribas S.A., New York:
0.66%, 2/29/16(a)	224,000	224,000,000
0.53%, 3/16/16	450,000	450,000,000
0.51%, 5/06/16	100,000	100,000,000
0.79%, 8/01/16(a)	430,000	430,000,000
Canadian Imperial Bank of Commerce, New York:
0.54%, 3/30/16(a)	370,000	370,000,000
0.60%, 4/18/16(a)	321,000	321,000,000
0.68%, 6/30/16(a)	480,000	480,000,000
0.74%, 7/05/16(a)	300,000	300,000,000
Credit Industriel et Commercial, New York:
0.38%, 2/03/16	705,000	705,000,000
0.82%, 8/01/16(a)	120,000	120,000,000
0.83%, 8/08/16(a)	122,000	122,000,000
Mizuho Bank Ltd., London, 0.38%, 2/08/16	225,000	224,983,391
Mizuho Bank Ltd., New York:
0.53%, 2/16/16	205,000	205,000,000
0.63%, 3/16/16(a)	200,000	200,000,000
0.71%, 5/16/16	172,000	172,000,000
0.81%, 7/20/16(a)	362,000	362,000,000
0.81%, 7/22/16(a)	325,000	325,000,000
Natixis S.A., New York, 0.63%, 4/03/16 (c)	250,000	250,000,000
Norinchukin Bank, New York:
0.62%, 2/05/16(a)	375,000	375,000,000
0.51%, 3/18/16	325,000	325,000,000
0.63%, 4/07/16(a)	255,000	255,000,000
0.53%, 5/10/16	300,000	300,000,000
0.81%, 7/07/16(a)	380,000	380,000,000
Rabobank Nederland, New York:
0.60%, 3/18/16(a)	451,000	451,000,000
0.59%, 4/11/16(a)	290,000	290,000,000
0.50%, 5/12/16	100,000	100,000,000
0.48%, 5/27/16	400,000	400,000,000
0.74%, 7/06/16(a)	365,000	365,000,000
0.77%, 8/11/16(a)	290,000	290,000,000

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
Royal Bank of Canada, New York:
0.59%, 4/08/16(a)	$375,000	$375,000,000
0.76%, 6/10/16(a)	395,000	395,000,000
0.77%, 7/08/16(a)	295,000	295,000,000
0.94%, 11/01/16	303,000	303,000,000
Skandinaviska Enskilda Banken AB, New York,
0.61%, 2/17/16(a)	50,000	50,000,000
Societe Generale, New York, 0.67%, 5/05/16	350,000	350,000,000
Sumitomo Mitsui Banking Corp., New York:
0.64%, 3/11/16(a)	350,000	350,000,000
0.67%, 4/04/16	435,000	435,000,000
0.70%, 5/03/16	83,000	82,999,968
0.82%, 7/11/16(a)	355,000	355,000,000
0.82%, 7/27/16(a)	300,000	300,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.42%, 2/01/16	175,000	175,000,000
0.64%, 3/14/16(a)	370,000	370,000,000
0.70%, 3/21/16	258,000	258,000,000
0.51%, 4/11/16	350,000	350,000,000
0.51%, 4/29/16	270,000	270,000,000
0.52%, 5/02/16	318,000	318,000,000
0.82%, 7/28/16(a)	223,000	223,000,000
Svenska Handelsbanken AB, New York:
0.58%, 4/04/16	480,000	480,004,194
0.50%, 5/10/16	100,000	100,001,371
Toronto Dominion Bank, New York:
0.49%, 5/04/16	350,000	350,000,000
0.50%, 5/06/16	254,000	254,000,000
0.60%, 5/23/16	240,000	240,000,000
0.67%, 6/06/16(a)	325,000	325,000,000
0.74%, 7/05/16(a)	345,000	345,000,000
1.11%, 2/02/17	322,000	322,000,000
UBS A.G., 0.80%, 7/11/16 (a)	200,000	200,000,000

		21,239,988,924
Total Certificates of Deposit — 34.8%		22,064,688,924

Commercial Paper
Australia and New Zealand Banking Group Ltd., 0.61%, 4/04/16(d)	270,000	269,711,775
Bank Nederlandse Gemeenten, 0.59%, 5/06/16(a)	160,000	160,000,000
Bank of Nova Scotia:
0.50%, 5/04/16(d)(e)	247,500	247,180,313
0.60%, 5/19/16(d)(e)	100,000	99,820,000
Barton Capital Corp., 0.65%, 4/01/16 (d)	85,000	84,907,917
Bedford Row Funding Corp.:
0.57%, 3/11/16(a)	66,000	66,000,000
0.57%, 3/14/16(a)	65,000	65,000,000
0.64%, 3/24/16(a)	59,000	59,000,000
0.79%, 7/06/16(a)	250,000	250,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
BNP Paribas S.A., New York:
0.38%, 2/03/16 (d)	$200,000	$199,995,778
0.50%, 4/05/16 (d)	280,000	279,751,111
Cancara Asset Securitisation LLC, 0.31%, 2/01/16 (d)	100,000	100,000,000
Collateralized Commercial Paper Co. LLC:
0.50%, 3/16/16 (d)	50,000	49,969,444
0.80%, 7/25/16 (a)	250,000	250,000,000
Collateralized Commercial Paper II Co. LLC:
0.49%, 2/16/16 (d)	125,000	124,974,479
0.53%, 5/13/16 (d)	100,000	99,849,833
Commonwealth Bank of Australia:
0.29%, 2/10/16 (d)	100,000	99,992,875
0.49%, 2/29/16 (d)	100,000	99,961,889
0.55%, 3/31/16 (a)	48,500	48,499,265
0.61%, 4/22/16 (a)	250,000	250,000,000
0.60%, 5/09/16 (a)	238,000	238,000,000
0.61%, 5/31/16 (a)	250,000	250,000,000
0.71%, 7/07/16 (a)	350,000	350,000,000
0.97%, 1/27/17 (a)	140,000	140,000,000
CPPIB Capital, Inc., 0.53%, 2/04/16 (d)	167,000	166,992,624
CRC Funding LLC, 0.50%, 5/02/16 (d)	147,000	146,814,208
DBS Bank Ltd, 0.60%, 3/30/16 (d)(e)	250,000	249,758,333
Erste Abwicklungsanstalt:
0.58%, 2/09/16 (a)	107,000	107,000,000
0.32%, 2/25/16 (d)(e)	100,000	99,978,667
0.58%, 3/11/16 (a)	214,000	214,000,000
0.59%, 3/31/16 (a)	200,000	200,000,000
0.65%, 5/20/16 (d)(e)	90,000	89,822,875
0.65%, 5/27/16 (d)	95,000	94,801,028
Gotham Funding:
0.52%, 3/09/16 (d)	120,852	120,787,411
0.52%, 3/14/16 (d)	105,757	105,692,841
HSBC Bank PLC:
0.56%, 2/01/16 (a)	150,000	150,000,000
0.60%, 3/18/16 (a)	370,000	370,000,000
0.63%, 5/17/16 (a)	223,000	223,000,000
JPMorgan Securities LLC, 0.78%, 7/13/16 (a)	191,000	191,000,000
Jupiter Securitization Co. LLC, 0.50%, 2/10/16 (d)	50,000	49,993,750
Kells Funding LLC:
0.45%, 2/02/16 (d)	100,000	99,998,750
0.34%, 2/16/16 (d)	200,000	199,971,667
0.40%, 2/24/16 (d)	100,000	99,974,444
0.40%, 2/24/16 (d)	95,000	94,975,722
0.40%, 2/24/16 (d)	89,000	88,977,256
0.40%, 2/26/16 (d)	196,000	195,945,556
0.47%, 3/16/16 (d)	285,000	284,836,283
0.60%, 4/19/16 (d)	242,000	241,685,400
Lloyds Bank PLC, 0.29%, 2/01/16 (d)	483,000	483,000,000
Macquarie Bank Ltd.:
0.45%, 3/01/16 (d)	127,000	126,953,963
0.50%, 3/04/16 (d)	67,000	66,970,222

Commercial Paper	Par (000)	Value
Matchpoint Finance PLC:
0.52%, 4/13/16 (d)	$70,000	$69,927,200
0.51%, 4/14/16 (d)(e)	100,000	99,896,583
0.52%, 4/14/16 (d)(e)	40,000	39,957,822
0.50%, 4/25/16 (d)	50,000	49,941,667
Mizuho Corporate Bank Ltd., New York:
0.35%, 2/22/16 (d)	187,000	186,961,821
0.35%, 2/23/16 (d)	326,000	325,930,272
National Australia Bank Ltd., 0.72%, 4/21/16 (d)	129,000	128,793,600
Nederlandse Waterschapsbank N.V.:
0.39%, 2/16/16 (d)	248,000	247,959,700
0.58%, 3/14/16 (d)	147,000	146,900,530
0.58%, 4/13/16 (d)	145,000	144,831,800
Nieuw Amsterdam Receivables Corp.:
0.50%, 2/04/16 (d)	71,000	70,997,042
0.63%, 4/04/16 (d)	100,000	99,889,750
Nordea Bank AB:
0.36%, 2/24/16 (d)	400,000	399,909,278
0.48%, 2/29/16 (d)	412,000	411,846,187
0.51%, 3/07/16 (d)	200,000	199,901,805
0.51%, 3/08/16 (d)	350,000	349,823,250
NRW Bank:
0.38%, 2/02/16 (d)	415,000	414,995,677
0.44%, 2/08/16 (d)	110,000	109,990,589
0.45%, 2/16/16 (d)	355,000	354,933,437
0.45%, 2/29/16 (d)	310,000	309,892,705
Old Line Funding LLC:
0.61%, 2/04/16 (a)	100,000	100,000,000
0.50%, 3/03/16 (d)	40,000	39,982,778
0.50%, 3/15/16 (d)	50,000	49,970,139
Oversea-Chinese Banking Corp. Ltd.:
0.47%, 4/28/16 (d)	100,000	99,886,417
0.60%, 5/06/16 (a)	200,000	200,000,000
0.76%, 7/14/16 (a)	130,000	130,000,000
Starbird Funding Corp.:
0.62%, 3/10/16 (d)(e)	241,000	240,842,279
0.65%, 3/10/16 (d)(e)	34,000	33,976,672
0.50%, 4/22/16 (d)	40,000	39,955,000
Sumitomo Mitsui Banking Corp.:
0.40%, 2/16/16 (d)(e)	110,000	109,981,667
0.60%, 3/17/16 (d)	115,000	114,913,750
0.51%, 4/12/16 (d)	275,000	274,723,396
0.87%, 7/21/16 (d)	225,000	224,070,187
Svenska Handelsbanken AB:
0.49%, 2/29/16 (d)	280,000	279,893,289
0.50%, 3/14/16 (d)	400,000	399,766,667
0.51%, 3/14/16 (d)	475,000	474,717,375
Thunder Bay Funding LLC:
0.61%, 2/04/16 (a)	130,000	130,000,000
0.50%, 3/15/16 (d)	50,000	49,970,139
United Overseas Bank Ltd.:
0.38%, 2/19/16 (d)	190,000	189,963,900
0.50%, 2/25/16 (d)(e)	150,000	149,950,000
0.69%, 5/12/16 (d)(e)	56,000	55,891,593
0.82%, 7/20/16 (d)(e)	141,500	140,952,081
Victory Receivables Corp.:
0.45%, 2/02/16 (d)	50,000	49,999,375
0.45%, 2/19/16 (d)	103,700	103,676,667
0.48%, 2/26/16 (d)	100,000	99,966,667
Wells Fargo Bank N.A., 0.77%, 7/13/16 (a)	290,000	290,000,000

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
Westpac Banking Corp.:
0.53%, 3/17/16 (a)(e)	$250,000$	250,000,000
0.53%, 3/18/16 (a)	265,000	265,000,000
0.59%, 5/09/16 (a)	52,000	52,000,000
0.98%, 2/06/17 (a)	300,000	300,000,000
Total Commercial Paper — 27.7%		17,548,876,432

Corporate Notes
BNP Paribas S.A., 3.60%, 2/23/16 (d)	91,819	91,976,584
GE Capital International Funding Co., 0.96%, 4/15/16 (e)	642,847	643,390,275
Macon-Bibb County Industrial Authority, 0.53%, 2/05/16 (c)	50,000	50,000,000
Total Corporate Notes — 1.2%		785,366,859

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 2/01/16	1,000,000	1,000,000,000
Credit Agricole Corporate & Investment Bank, 0.29%, 2/01/16	2,261,000	2,261,000,000
DnB Bank ASA, 0.27%, 2/01/16	2,800,000	2,800,000,000
DZ Bank AG Deutsche Zentral Genoss, 0.27%, 2/01/16	800,000	800,000,000
ING Bank N.V. (Amsterdam Branch), 0.38%, 2/02/16	300,000	300,000,000
KBC Bank NV, New York, 0.28%, 2/01/16	1,450,000	1,450,000,000
Lloyds Bank PLC, 0.28%, 2/01/16	250,000	250,000,000
National Australia Bank Ltd., 0.27%, 2/01/16	1,600,000	1,600,000,000
Natixis SA, 0.26%, 2/01/16	992,000	992,000,000
Nordea Bank AB, 0.27%, 2/01/16	1,400,000	1,400,000,000
Skandinaviska Enskilda Banken AB, New York, 0.27%, 2/01/16	2,500,000	2,500,000,000
Standard Chartered Bank:
0.40%, 2/02/16	720,000	720,000,000
0.38%, 2/03/16	360,000	360,000,000
0.36%, 2/05/16	500,000	500,000,000
Swedbank AB, 0.27%, 2/01/16	2,200,000	2,200,000,000
Total Time Deposits — 30.2%		19,133,000,000

U.S. Government Sponsored Agency Obligations — 0.3%
Federal Home Loan Bank Discount Notes, 0.50%, 4/19/16 (d)	178,405	178,211,728

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 0.47%, 10/31/17 (a)	147,025	146,630,461

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.97%, 2/01/16 (c) (Purchased on 12/21/15 to be repurchased at $272,522,104, collateralized by various corporate/debt obligations, 0.00% to 7.81% due from 11/22/18 to 12/13/48, aggregate original par and fair value of $809,785,872 and $291,575,001, respectively)	$272,500	$272,500,000
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (f) (Purchased on 1/29/16 to be repurchased at $270,007,200, collateralized by various U.S. Treasury obligations, 0.39% to 2.13% due from 1/31/17 to 9/30/21, aggregate original par and fair value of $272,148,345 and $275,400,041, respectively)	270,000	270,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $566,975,042)		542,500,000
Credit Suisse Securities (USA) LLC, 0.62%, 2/01/16 (a) (Purchased on 9/10/14 to be repurchased at $480,596,830, collateralized by a corporate/debt obligation, 5.00% due at 11/27/45, original par and fair value of $639,495,000 and $576, 688, 457, respectively)	480,572	480,572,000
Credit Suisse Securities (USA) LLC, 0.88%, 2/01/16 (c) (Purchased on 2/06/15 to be repurchased at $863,063,013, collateralized by various corporate/debt obligations and various U.S. government sponsored agency obligations , 0.00% to 5.00% due from 3/15/17 to 4/23/54, aggregate original par and fair value of $4,091,949,605 and $1,035,600,957, respective)	863,000	863,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,612,289,414)		1,343,572,000
JPMorgan Securities LLC, 0.86%, 2/01/16 (c) (Purchased on 7/15/14 to be repurchased at $250,018,033, collateralized by various corporate/debt obligations, 0.68% to 7.25% due from 3/15/21 to 3/25/47, aggregate original par and fair value of $569,019,249 and $267,502,862, respectively)	250,000	250,000,000
JPMorgan Securities LLC, 0.79%, 2/01/16 (c) (Purchased on 9/22/14 to be repurchased at $55,003,598, collateralized by various corporate/debt obligations, 0.67% to 7.48% due from 8/15/27 to 5/25/36, aggregate original par and fair value of $371,511,000 and $66,000,386, respectively)	55,000	55,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	TempFund

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.99%, 2/01/16 (c) (Purchased on 9/22/14 to be repurchased at $55,004,549, collateralized by various corporate/debt obligations, 0.63% to 8.63% due from 1/15/17 to 7/25/45, aggregate original par and fair value of $218,777,909 and $65,991,745, respectively)	$55,000	$55,000,000
JPMorgan Securities LLC, 1.11%, 2/01/16 (c) (Purchased on 11/25/14 to be repurchased at $220,020,453, collateralized by various corporate/debt obligations, 0.13% to 7.50% due from 1/25/19 to 3/25/54, aggregate original par and fair value of $2,346,990,004 and $253,001,373, respectively)	220,000	220,000,000
JPMorgan Securities LLC, 0.45%, 2/01/16 (Purchased on 11/02/15 to be repurchased at $200,227,500, collateralized by various corporate/debt obligations, 0.00% to 10.50% due from 6/23/16 to 12/31/49, aggregate original par and fair value of $1,012,093,716 and $212,506,834, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.91%, 4/04/16 (Purchased on 1/05/16 to be repurchased at $100,227,500, collateralized by various corporate/debt obligations, 0.00% to 12.25% due from 3/31/06 to 3/01/97, aggregate original par and fair value of $395,744,755 and $118,307,027, respectively)	100,000	100,000,000
JPMorgan Securities LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $245,007,146, collateralized by various corporate/debt obligations, 0.00% to 3.42% due from 2/11/08 to 11/25/60, aggregate original par and fair value of $5,589,750,499 and $259,093,689, respectively)	245,000	245,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,242,403,916)		1,125,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.87%, 2/01/16 (c) (Purchased on 1/07/15 to be repurchased at $168,012,180, collateralized by various corporate/debt obligations, 0.00% to 18.57% due from 3/15/17 to 5/15/52, aggregate original par and fair value of $1,518,706,173 and $208,995,213, respectively)	168,000	168,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $208,995,213)		168,000,000
RBC Capital Markets LLC, 0.35%, 2/01/16 (a) (Purchased on 3/28/14 to be repurchased at $80,002,333, collateralized by various corporate/debt obligations, 0.00% to 0.85% due from 2/18/16 to 1/27/17, aggregate original par and fair value of $84,309,931 and $84,000,000, respectively)	80,000	80,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.35%, 2/01/16 (a) (Purchased on 6/12/14 to be repurchased at $128,003,733, collateralized by various corporate/debt obligations, 0.00% to 10.18% due from 10/28/16 to 2/01/46, aggregate original par and fair value of $134,134,544 and $134,400,001, respectively)	$128,000	$128,000,000
RBC Capital Markets LLC, 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $345,009,775, collateralized by various corporate/debt obligations, 0.00% to 10.75% due from 2/07/16 to 9/15/15, aggregate original par and fair value of $661,800,211 and $365,980,780, respectively)	345,000	345,000,000
RBC Capital Markets LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $10,000,292, collateralized by various U.S. Treasury obligations, 0.00% due from 2/10/16 to 4/08/16, aggregate original par and fair value of $10,505,284 and $10,500,001, respectively)	10,000	10,000,000
Total Value of RBC Capital Markets LLC (collateral value of $594,880,782)		563,000,000
UBS Securities LLC, 0.45%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $270,010,125, collateralized by various corporate/debt obligations and U.S. Treasury obligations, 0.00% to 12.00% due from 3/03/16 to 6/15/45, aggregate original par and fair value of $296,982,404 and $287,936,752, respectively)	270,000	270,000,000
Total Value of UBS Securities LLC (collateral value of $287,936,752)		270,000,000
Wells Fargo Bank NA, 0.34%, 2/01/16 (f) (Purchased on 1/29/16 to be repurchased at $130,003,683, collateralized by U.S. Treasury obligation, 1.38% due at 3/31/20, original par and fair value of $131,611,002 and $132,600,028, respectively)	130,000	130,000,000
Total Value of Wells Fargo Bank NA (collateral value of $132,600,028)		130,000,000
Wells Fargo Securities LLC, 0.42%, 2/01/16 (a) (Purchased on 9/23/15 to be repurchased at $155,005,425, collateralized by various corporate/debt obligations, 1.37% to 6.11% due from 4/15/17 to 4/25/52, aggregate original par and fair value of $167,199,043 and $165,850,000, respectively)	155,000	155,000,000
Wells Fargo Securities LLC, 0.49%, 2/02/16 (Purchased on 11/03/15 to be repurchased at $197,244,006, collateralized by various corporate/debt obligations, 2.90% to 7.13% due from 8/15/16 to 8/25/45, aggregate original par and fair value of $193,973,000 and $206,850,682, respectively)	197,000	197,000,000

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	TempFund

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.97%, 3/17/16 (Purchased on 12/17/15 to be repurchased at $150,367,792, collateralized by various corporate/debt obligations, 0.00% to 5.89% due from 3/01/20 to 7/25/57, aggregate original par and fair value of $210,986,753 and $187,500,000, respectively)	$150,000	$150,000,000
Wells Fargo Securities LLC, 0.85%, 4/04/16 (Purchased on 1/08/16 to be repurchased at $53,609,898, collateralized by various corporate/debt obligations, 4.85% to 9.00% due from 12/15/18 to 9/15/43, aggregate original par and fair value of $48,313,000 and $56,175,415, respectively)	53,500	53,500,000
Wells Fargo Securities LLC, 0.85%, 4/11/16 (Purchased on 1/11/16 to be repurchased at $120,538,435, collateralized by various corporate/debt obligations, 3.75% to 8.70% due from 8/11/17 to 5/15/45, aggregate original par and fair value of $114,875,000 and $126,295,058, respectively)	120,280	120,280,000
Wells Fargo Securities LLC, 0.67%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $105,013,679, collateralized by various corporate/debt obligations and various U.S. Treasury obligations, 0.00% to 6.34% due from 9/01/21 to 4/15/50, aggregate original par and fair value of $1,526,763,651 and $130,589,100,respectively)	105,000	105,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.34%, 2/01/16 (f) (Purchased on 1/29/16 to be repurchased at $190,005,383, collateralized by various U.S. Treasury obligations, 0.13% to 2.75% due from 1/31/16 to 8/15/42, aggregate original par and fair value of $191,742,278 and $193,800,014, respectively)	$190,000	$190,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $1,067,060,269)		970,780,000
Total Repurchase Agreements — 8.1%		5,112,852,000
Total Investments (Cost — $64,969,626,404*) — 102.5%		64,969,626,404
Liabilities in Excess of Other Assets — (2.5)%		(1,594,669,351)

Net Assets — 100.0%		$63,374,957,053

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Traded in a joint account.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	5

Schedule of Investments (concluded)	TempFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$64,719,626,404	$250,000,000	$64,969,626,404

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $952,792 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.17% - 0.20%, 2/04/16	$167,655$	167,652,616
0.15%, 2/11/16	59,000	58,997,493
0.13% - 0.19%, 2/18/16	188,345	188,330,698
0.20% - 0.30%, 2/25/16	1,659,385	1,659,101,436
0.08%, 4/07/16	95,000	94,986,937
0.22%, 4/28/16	100,000	99,948,042
0.25% - 0.30%, 5/05/16	375,000	374,737,459
0.34%, 5/19/16	75,000	74,924,625
0.35%, 5/26/16	200,000	199,776,389
0.42%, 6/02/16	79,000	78,888,628
0.52% - 0.54%, 6/09/16	500,000	499,051,493
0.59%, 6/16/16	600,000	598,674,000
0.52%, 6/23/16	200,000	199,590,861
0.51% - 0.55%, 6/30/16	237,875	237,341,365
0.52%, 7/07/16	1,000,000	997,748,653
0.46% - 0.50%, 7/14/16	466,672	465,663,025
0.37%, 7/21/16	75,565	75,432,194
0.38%, 7/28/16	74,435	74,295,145
U.S. Treasury Notes:
0.38% - 2.00%, 1/31/16	758,101	758,101,000
0.38% - 4.50%, 2/15/16	973,680	974,292,107
0.25% - 2.63%, 2/29/16	274,180	274,479,671
0.38%, 3/15/16	117,375	117,407,345
2.25% - 2.38%, 3/31/16	385,785	387,088,100
0.38%, 4/30/16	356,835	356,838,794
0.25%, 5/15/16	290,500	290,511,322
0.38% - 3.25%, 5/31/16	442,440	445,196,295
0.63%, 7/15/16	134,410	134,402,010
1.00%, 8/31/16	50,000	50,131,778
0.36%, 10/31/16 (b)	222,679	222,625,163
0.39%, 1/31/17 (b)	623,545	623,546,259
0.38%, 4/30/17 (b)	644,531	644,538,508
0.38%, 7/31/17 (b)	290,610	290,498,394
0.47%, 10/31/17 (b)	542,817	542,439,386
0.58%, 1/31/18 (b)	67,165	67,114,272
Total U.S. Treasury Obligations — 57.8%		12,324,351,463

Repurchase Agreements
Bank of Montreal, 0.30%, 2/05/16 (c) (Purchased on 1/06/16 to be repurchased at $500,012,500, collateralized by various U.S. Treasury obligations, 0.13% to 7.25% due from 5/15/16 to 11/15/45, aggregate original par and fair value of $492,553,000 and $510,000,066, respectively)	500,000	500,000,000
Bank of Montreal, 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $74,001,912, collateralized by various U.S. Treasury obligations, 0.13% to 8.00% due from 7/31/18 to 11/15/21, aggregate original par and fair value of $61,167,700 and $75,480,053, respectively)	74,000	74,000,000
Total Value of Bank of Montreal (Collateral value of $585,480,119)		574,000,000

Repurchase Agreements	Par (000)	Value
Bank of Nova Scotia, 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $89,002,522, collateralized by various U.S. Treasury obligations, 0.75% to 6.25% due from 5/15/30 to 2/15/45, aggregate original par and fair value of $74,005,300 and $90,782,605, respectively)	$89,000	$89,000,000
Total Value of Bank of Nova Scotia (Collateral value of $90,782,605)		89,000,000
BNP Paribas Securities Corp, 0.32%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $838,052,142, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 3/31/16 to 2/15/45, aggregate original par and fair value of $817,294,363 and $854,760,000, respectively)	838,000	838,000,000
BNP Paribas Securities Corp, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $708,020,650, collateralized by various U.S. Treasury obligations, 0.00% to 9.25% due from 2/15/16 to 11/15/45, aggregate original par and fair value of $735,669,396 and $722,160,066, respectively)	708,000	708,000,000
Total Value of BNP Paribas Securities Corp (Collateral value of $1,576,920,066)		1,546,000,000
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (d) (Purchased on 1/29/16 to be repurchased at $120,003,200, collateralized by various U.S. Treasury obligations, 0.39% to 2.13% due from 1/31/17 to 9/30/21, aggregate original par and fair value of $120,954,820 and $122,400,018, respectively)	120,000	120,000,000
Citigroup Global Markets, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $86,002,293, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 3/03/16 to 2/15/25, aggregate original par and fair value of $87,413,628 and $87,720,015, respectively)	86,000	86,000,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $210,120,033)		206,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $100,002,917, collateralized by a U.S. Treasury obligation, 0.75% due at 3/31/18, original par and fair value of $102,035,000 and $102,001,277, respectively)	100,000	100,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $150,004,375, collateralized by a U.S. Treasury obligations, 0.75% due at 12/31/17, aggregate original par and fair value of $153,180,000 and $153, 001, 933, respectively)	$150,000	$150,000,000
Total Value of Credit Suisse Securities (USA) LLC (Collateral value of $255,003,210)		250,000,000
Federal Reserve Bank of New York, 0.25%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $3,500,072,917, collateralized by various U.S. Treasury obligations, 1.75% to 3.63% due from 5/15/20 to 8/15/43, aggregate original par and fair value of $3,287,504,300 and $3,500,072,933, respectively)	3,500,000	3,500,000,000
Total Value of Federal Reserve Bank of New York (Collateral value of $3,500,072,934)		3,500,000,000
HSBC Securities (USA) Inc., 0.31%, 2/01/16 (b) (Purchased on 1/27/14 to be repurchased at $531,013,718, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/26 to 8/15/45, aggregate original par and fair value of $849,176,860 and $541,621,566, respectively)	531,000	531,000,000
HSBC Securities (USA) Inc., 0.29%, 2/04/16 (Purchased on 1/28/16 to be repurchased at $400,022,556, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/16 to 8/15/41, aggregate original par and fair value of $556,864,297 and $408,001,836, respectively)	400,000	400,000,000
HSBC Securities (USA) Inc., 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $214,005,528, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/17 to 8/15/42, aggregate original par and fair value of $317,234,921 and $218,280,252, respectively)	214,000	214,000,000
HSBC Securities (USA) Inc., 0.31%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $3,000,078, collateralized by a U.S. Treasury obligation, 0.00% due at 11/15/29, original par and fair value of $4,260,000 and $3, 060, 554, respectively)	3,000	3,000,000
Total Value of HSBC Securities (USA) Inc. (Collateral value of $1,170,964,208)		1,148,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.34%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $29,257,829, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/26 to 8/15/45, aggregate original par and fair value of $45,522,400 and $29, 843, 922, respectively)	$29,257	$29,257,000
JPMorgan Securities LLC, 0.34%, 2/01/16 (b) (Purchased on 2/27/13 to be repurchased at $250,007,083, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 3/31/16 to 9/30/20, aggregate original par and fair value of $247,781,900 and $255,001,401, respectively)	250,000	250,000,000
Total Value of JPMorgan Securities LLC (Collateral value of $284,845,323)		279,257,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.32%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $78,282,087, collateralized by a U.S. Treasury obligation, 0.63% due at 1/15/26, original par and fair value of $79,614,200 and $79,845,639, respectively)	78,280	78,280,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $79,845,639)		78,280,000
Morgan Stanley & Co. LLC, 0.27%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $9,282,209, collateralized by various U.S. Treasury obligations, 0.00% to 6.88% due from 11/15/16 to 8/15/25, aggregate original par and fair value of $9,380,619 and $9,467,640, respectively)	9,282	9,282,000
Total Value of Morgan Stanley & Co. LLC (Collateral value of $9,467,640)		9,282,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $17,156,750, collateralized by a U.S. Treasury obligation, 0.00% due at 5/15/30, original par and fair value of $25,000,000 and $17,499,500, respectively)	17,156	17,156,250
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $20,746,355, collateralized by a U.S. Treasury obligation, 2.50% due at 8/15/23, original par and fair value of $19,900,000 and $21,160,665, respectively)	20,746	20,745,750

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $22,375,653, collateralized by a U.S. Treasury obligation, 0.00% due at 11/15/43, original par and fair value of $50,000,000 and $22,822,500, respectively)	$22,375	$22,375,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $22,375,653, collateralized by a U.S. Treasury obligation, 0.00% due at 11/15/43, original par and fair value of $50,000,000 and $22,822,500, respectively)	22,375	22,375,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $25,703,250, collateralized by a U.S. Treasury obligation, 0.00% due at 8/15/36, original par and fair value of $46,000,000 and $26,216,780, respectively)	25,703	25,702,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $26,688,278,collateralized by a U.S. Treasury obligation, 0.00% due at 11/15/37, original par and fair value of $50,000,000 and $27,221,500, respectively)	26,688	26,687,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $27,709,558, collateralized by a U.S. Treasury obligation, 2.25% due at 3/31/21, original par and fair value of $27,000,000 and $28,262,790, respectively)	27,709	27,708,750
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $28,438,329, collateralized by a U.S. Treasury obligation, 0.00% due at 2/15/36, original par and fair value of $50,000,000 and $29,006,500, respectively)	28,438	28,437,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $30,938,402, collateralized by a U.S. Treasury obligation, 0.00% due at 8/15/33, original par and fair value of $50,000,000 and $31,556,000, respectively)	30,938	30,937,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $34,826,016, collateralized by a U.S. Treasury obligation, 0.00% due at 2/15/40, original par and fair value of $70,000,000 and $35,521,500, respectively)	34,825	34,825,000

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $35,088,523, collateralized by a U.S. Treasury obligation, 0.00% due at 11/15/39, original par and fair value of $70,000,000 and $35,788,900, respectively)	$35,088	$35,087,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $38,123,612, collateralized by a U.S. Treasury obligation, 0.00% due at 11/15/36, original par and fair value of $69,000,000 and $38,884,950, respectively)	38,123	38,122,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $42,159,230, collateralized by a U.S. Treasury obligations, 0.88% due at 4/15/17,aggregate original par and fair value of $42,800,000 and $43,001,160,respectively)	42,158	42,158,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $56,251,641, collateralized by a U.S. Treasury obligation, 0.00% due at 8/15/43, original par and fair value of $125,000,000 and $57,375,000, respectively)	56,250	56,250,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $66,939,452, collateralized by a U.S. Treasury obligation, 8.75% due at 8/15/20, original par and fair value of $50,000,000 and $68,276,500, respectively)	66,938	66,937,500
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $76,502,231, collateralized by a U.S. Treasury obligation, 0.00% due at 8/15/27, original par and fair value of $100,000,000 and $78,030,000, respectively)	76,500	76,500,000
Prudential Insurance Company of America, 0.35%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $86,963,536, collateralized by a U.S. Treasury obligation, 2.25% due at 11/15/24, original par and fair value of $86,100,000 and $88,700,220, respectively)	86,961	86,961,000
Total Value of Prudential Insurance Company of America (Collateral value of $672,146,965)		658,967,250

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.29%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $2,000,048, collateralized by a U.S. Treasury obligation, 1.38% due at 9/30/18, original par and fair value of $2,010,800 and $2,040,049, respectively)	$2,000	$2,000,000
Total Value of Royal Bank of Canada (Collateral value of $2,040,049)		2,000,000
TD Securities, Inc., 0.33%, 2/01/16 (Purchased on 1/29/16 to be repurchased at $17,715,487, collateralized by various U.S. Treasury obligations, 0.88% to 3.25% due from 7/31/16 to 11/30/20, aggregate original par and fair value of $17,572,600 and $18,069,310, respectively)	17,715	17,715,000
Total Value of TD Securities, Inc. (Collateral value of $18,069,310)		17,715,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Bank NA, 0.34%, 2/01/16 (d) (Purchased on 1/29/16 to be repurchased at $90,002,550, collateralized by a U.S. Treasury obligation, 1.38% due at 3/31/20, original par and fair value of $91,115,310 and $91,800,020, respectively)	$90,000	$90,000,000
Total Value of Wells Fargo Bank NA (Collateral value of $91,800,020)		90,000,000
Wells Fargo Securities LLC, 0.34%, 2/01/16 (d) (Purchased on 1/29/16 to be repurchased at $455,012,892, collateralized by various U.S. Treasury obligations, 0.13% to 2.75% due from 1/31/16 to 8/15/42, aggregate original par and fair value of $459,172,302 and $464,100,032, respectively)	455,000	455,000,000
Total Value of Wells Fargo Securities LLC (Collateral value of $464,100,032)		455,000,000
Total Repurchase Agreements — 41.8%		8,903,501,250

		Value
Total Investments (Cost — $21,227,852,712*) — 99.6%		21,227,852,713
Other Assets Less Liabilities — 0.4%		94,438,469

Net Assets — 100.0%		$21,322,291,182

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	T-Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$21,227,852,713	—	$21,227,852,713

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $145,743,269 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	5

Schedule of Investments January 31, 2016 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.14% - 0.23%, 2/04/16	$1,398,756	$1,398,733,647
0.13% - 0.25%, 2/11/16	1,563,490	1,563,396,888
0.13% - 0.25%, 2/18/16	908,000	907,902,774
0.14% - 0.30%, 2/25/16	2,546,000	2,545,527,210
0.22%, 3/03/16	628,000	627,883,733
0.28%, 3/17/16	75,000	74,973,750
0.11% - 0.26%, 3/31/16	155,000	154,951,735
0.25%, 4/07/16	400,000	399,820,333
0.22%, 4/14/16	91,000	90,960,327
0.25% - 0.26%, 4/21/16	621,170	620,814,896
0.31%, 4/28/16	250,000	249,815,729
0.52% - 0.54%, 6/09/16	400,500	399,739,519
0.59%, 6/16/16	275,000	274,392,250
0.52%, 6/23/16	100,000	99,795,431
0.55%, 6/30/16	125,760	125,471,800
0.52%, 7/07/16	500,000	498,874,288
0.47%, 7/14/16	300,000	299,357,667
0.37%, 7/21/16	25,380	25,335,395
0.38%, 7/28/16	49,620	49,526,770

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.38%, 1/31/16	$213,000	$213,000,000
0.38% - 4.50%, 2/15/16	391,910	392,145,609
0.25% - 2.63%, 2/29/16	585,954	586,196,113
0.38% - 2.38%, 3/31/16	696,295	698,206,442
0.36%, 10/31/16 (b)	429,528	429,465,025
0.39%, 1/31/17 (b)	199,700	199,696,466
0.38%, 4/30/17 (b)	514,988	514,994,549
0.38%, 7/31/17 (b)	233,405	233,297,216
0.47%, 10/31/17 (b)	324,140	323,935,430
Total U.S. Treasury Obligations — 99.9%		13,998,210,992
Total Investments (Cost — $13,998,210,992*) — 99.9%		13,998,210,992
Other Assets Less Liabilities — 0.1%		8,338,051

Net Assets — 100.0%		$14,006,549,043

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,998,210,992	—	$13,998,210,992

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2016	1

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: March 22, 2016